UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 2/28/2019

Item 1. Reports to Stockholders.

Semiannual Report	2/28/2019

OppenheimerFunds® The Right Way to Invest

Important Updates

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

Update to Shareholder Report Document Delivery

Beginning January 1, 2021, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. Enrolling in electronic delivery will enable you to receive a direct link to your full shareholder report the moment it becomes available, and limit the amount of mail you receive. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option.

How do you update your delivery preferences?

If you own these shares through a financial intermediary, you may contact your financial intermediary.

If your accounts are held through OppenheimerFunds and you receive statements, confirms, and other documents directly from us, you can enroll in our eDocs DirectSM service at oppenheimerfunds.com or by calling us. Once you’re enrolled, you’ll begin to receive email notifications of updated documents when they become available. If you have any questions, feel free to call us at 1.800.225.5677.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 2/28/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays U.S. Aggregate Bond Index 1-3 Years
6-Month	1.84%	-0.45%	1.67%
1-Year	2.56	0.25	2.54
5-Year	1.57	1.10	1.09
10-Year	3.87	3.64	1.64

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

3      OPPENHEIMER LIMITED-TERM BOND FUND

Top Holdings and Allocations

PORTFOLIO ALLOCATION
Non-Convertible Corporate Bonds and Notes	60.1%
Mortgage-Backed Obligations
Government Agency	13.2
Non-Agency	9.9
Asset-Backed Securities	13.1
Short-Term Notes	3.7
Investment Company
Oppenheimer Institutional Government Money Market Fund	—*

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2019, and are based on the total market value of investments.

* Represents a value less than 0.05%.

For more current Fund holdings, please visit oppenheimerfunds.com.

4      OPPENHEIMER LIMITED-TERM BOND FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 2/28/19
	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OUSGX)	8/16/85	1.84	2.56	1.57	3.87
Class C (OUSCX)	12/1/93	1.45	1.77	0.73	3.06
Class I (OUSIX)	8/1/13	2.02	2.93	1.92	2.15	*
Class R (OUSNX)	3/1/01	1.71	2.28	1.27	3.59
Class Y (OUSYX)	5/18/98	1.99	2.87	1.80	4.14

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 2/28/19
	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OUSGX)	8/16/85	-0.45	0.25	1.10	3.64
Class C (OUSCX)	12/1/93	0.45	0.77	0.73	3.06
Class I (OUSIX)	8/1/13	2.02	2.93	1.92	2.15	*
Class R (OUSNX)	3/1/01	1.71	2.28	1.27	3.59
Class Y (OUSYX)	5/18/98	1.99	2.87	1.80	4.14

*Shows performance since inception.

STANDARDIZED YIELDS

For the 30 Days Ended 2/28/19
Class A	3.21%
Class C	2.50
Class I	3.64
Class R	3.01
Class Y	3.58

UNSUBSIDIZED STANDARDIZED YIELDS

For the 30 Days Ended 2/28/19
Class A	3.17%
Class C	2.50
Class I	3.64
Class R	3.00
Class Y	3.50

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25% and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class I, R and Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

Standardized yield is based on an SEC-standardized formula designed to approximate the Fund’s annualized hypothetical current income from securities less expenses for the 30-day period ended February 28, 2019 and that date’s maximum offering price (for Class A shares) or net asset value (for all other share classes). Each result is compounded semiannually and

5      OPPENHEIMER LIMITED-TERM BOND FUND

then annualized. Falling share prices will tend to artificially raise yields. The unsubsidized standardized yield is computed under an SEC-standardized formula based on net income earned for the 30-day period ended February 28, 2019. The calculation excludes any expense reimbursements and thus may result in a lower yield.

The Fund’s performance is compared to that of the Bloomberg Barclays U.S. Aggregate Bond Index 1-3 Years, which is an unmanaged index of publicly issued investment grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6      OPPENHEIMER LIMITED-TERM BOND FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended February 28, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7      OPPENHEIMER LIMITED-TERM BOND FUND

Actual	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During 6 Months Ended February 28, 2019
Class A	$ 1,000.00	$ 1,018.40	$ 3.76
Class C	1,000.00	1,014.50	7.67
Class I	1,000.00	1,020.20	1.96
Class R	1,000.00	1,017.10	5.11
Class Y	1,000.00	1,019.90	2.26

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,021.08	3.77
Class C	1,000.00	1,017.21	7.68
Class I	1,000.00	1,022.86	1.96
Class R	1,000.00	1,019.74	5.12
Class Y	1,000.00	1,022.56	2.26

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 28, 2019 are as follows:

Class	Expense Ratios
Class A	0.75%
Class C	1.53
Class I	0.39
Class R	1.02
Class Y	0.45

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS February 28, 2019 Unaudited

	Principal Amount	Value
Asset-Backed Securities—14.5%
Auto Loan—12.0%
American Credit Acceptance Receivables Trust:
Series 2015-3, Cl. D, 5.86%, 7/12/22[1]	$1,085,000	$1,088,593
Series 2017-3, Cl. B, 2.25%, 1/11/21[1]	73,686	73,680
Series 2017-4, Cl. B, 2.61%, 5/10/21[1]	592,524	592,327
Series 2017-4, Cl. C, 2.94%, 1/10/24[1]	2,083,000	2,077,985
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	3,042,000	3,030,967
Series 2018-2, Cl. B, 3.46%, 8/10/22[1]	3,280,000	3,287,093
Series 2018-2, Cl. C, 3.70%, 7/10/24[1]	3,245,000	3,254,405
Series 2018-3, Cl. B, 3.49%, 6/13/22[1]	1,000,000	1,001,900
Series 2018-4, Cl. C, 3.97%, 1/13/25[1]	2,460,000	2,485,541
AmeriCredit Automobile Receivables Trust:
Series 2014-4, Cl. C, 2.47%, 11/9/20	268,126	268,102
Series 2015-3, Cl. D, 3.34%, 8/8/21	1,715,000	1,721,341
Series 2017-2, Cl. D, 3.42%, 4/18/23	3,075,000	3,077,579
Series 2017-4, Cl. D, 3.08%, 12/18/23	1,480,000	1,468,002
Series 2018-3, Cl. C, 3.74%, 10/18/24	3,465,000	3,516,168
California Republic Auto Receivables Trust, Series 2014-4, Cl. C, 3.56%, 9/15/21	700,000	700,536
Capital Auto Receivables Asset Trust, Series 2017-1, Cl. D, 3.15%, 2/20/25[1]	435,000	430,777
CarMax Auto Owner Trust:
Series 2015-2, Cl. D, 3.04%, 11/15/21	750,000	749,496
Series 2015-3, Cl. D, 3.27%, 3/15/22	2,615,000	2,609,659
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,915,000	1,910,849
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,345,000	2,337,568
Series 2017-4, Cl. D, 3.30%, 5/15/24	1,120,000	1,108,932
Series 2018-1, Cl. D, 3.37%, 7/15/24	810,000	804,208
Series 2018-4, Cl. C, 3.85%, 7/15/24	1,170,000	1,187,676
CIG Auto Receivables Trust, Series 2017-1A, Cl. A, 2.71%, 5/15/23[1]	560,606	558,160
CPS Auto Receivables Trust:
Series 2017-C, Cl. A, 1.78%, 9/15/20[1]	37,334	37,322
Series 2017-C, Cl. B, 2.30%, 7/15/21[1]	1,035,000	1,032,427
Series 2017-D, Cl. B, 2.43%, 1/18/22[1]	1,855,000	1,846,230
Series 2018-A, Cl. B, 2.77%, 4/18/22[1]	1,537,000	1,530,716
Series 2018-B, Cl. A, 2.72%, 9/15/21[1]	1,920,355	1,919,336
Series 2018-B, Cl. B, 3.23%, 7/15/22[1]	1,880,000	1,881,565
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[1]	426,629	426,224
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	2,225,000	2,214,853
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]	1,555,000	1,562,377
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	2,215,000	2,218,140
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	1,345,000	1,367,355
Drive Auto Receivables Trust:
Series 2015-BA, Cl. D, 3.84%, 7/15/21[1]	100,637	100,816
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,685,000	1,697,896
Series 2017-1, Cl. D, 3.84%, 3/15/23	3,015,000	3,034,190
Series 2017-BA, Cl. D, 3.72%, 10/17/22[1]	2,255,000	2,266,063

9      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Drive Auto Receivables Trust: (Continued)
Series 2018-1, Cl. C, 3.22%, 3/15/23	$4,000,000	$4,004,813
Series 2018-1, Cl. D, 3.81%, 5/15/24	3,320,000	3,338,316
Series 2018-2, Cl. D, 4.14%, 8/15/24	3,770,000	3,814,616
Series 2018-3, Cl. D, 4.30%, 9/16/24	2,560,000	2,606,576
Series 2018-5, Cl. C, 3.99%, 1/15/25	2,770,000	2,816,580
Series 2019-1, Cl. C, 3.78%, 4/15/25	4,740,000	4,776,109
DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	1,950,000	1,997,693
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	3,607,000	3,615,749
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	2,740,000	2,813,588
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	1,835,000	1,845,097
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	1,790,000	1,832,094
Series 2017-4A, Cl. C, 2.86%, 7/17/23[1]	5,300,000	5,286,555
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	3,275,000	3,272,878
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]	1,555,000	1,582,889
Series 2018-1A, Cl. B, 3.04%, 1/18/22[1]	1,765,000	1,763,597
Series 2018-2A, Cl. B, 3.43%, 5/16/22[1]	985,000	986,647
Series 2018-3A, Cl. B, 3.56%, 9/15/22[1]	3,390,000	3,410,026
Series 2018-3A, Cl. C, 3.79%, 7/15/24[1]	1,360,000	1,369,371
Exeter Automobile Receivables Trust:
Series 2016-2A, Cl. C, 5.96%, 2/15/22[1]	1,800,000	1,838,382
Series 2017-3A, Cl. A, 2.05%, 12/15/21[1]	435,364	433,844
Series 2018-1A, Cl. B, 2.75%, 4/15/22[1]	1,680,000	1,676,126
Series 2019-1A, Cl. D, 4.13%, 12/16/24[1]	2,635,000	2,675,959
Flagship Credit Auto Trust:
Series 2015-3, Cl. C, 4.65%, 3/15/22[1]	4,000,000	4,058,227
Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	3,570,000	3,689,856
GLS Auto Receivables Trust:
Series 2018-1A, Cl. A, 2.82%, 7/15/22[2]	2,446,432	2,441,641
Series 2018-3A, Cl. A, 3.35%, 8/15/22[1]	1,395,285	1,397,137
GM Financial Automobile Leasing Trust:
Series 2017-3, Cl. C, 2.73%, 9/20/21	1,230,000	1,223,795
Series 2018-2, Cl. C, 3.50%, 4/20/22	1,730,000	1,738,337
GMF Floorplan Owner Revolving Trust:
Series 2018-3, Cl. B, 3.49%, 9/15/22[1]	3,220,000	3,242,654
Series 2018-3, Cl. C, 3.68%, 9/15/22[1]	2,725,000	2,744,609
Series 2018-4, Cl. B, 3.68%, 9/15/23[1]	2,725,000	2,758,142
Series 2018-4, Cl. C, 3.88%, 9/15/23[1]	3,405,000	3,446,768
Navistar Financial Dealer Note Master Owner Trust II:
Series 2017-1, Cl. C, 4.04% [US0001M+155], 6/27/22[1,3]	605,000	605,989
Series 2017-1, Cl. D, 4.79% [US0001M+230], 6/27/22[1,3]	700,000	700,470
Series 2018-1, Cl. A, 3.12% [US0001M+63], 9/25/23[1,3]	1,420,000	1,420,149
Series 2018-1, Cl. B, 3.29% [US0001M+80], 9/25/23[1,3]	670,000	670,883
Santander Drive Auto Receivables Trust:
Series 2015-3, Cl. D, 3.49%, 5/17/21	2,615,000	2,621,203
Series 2015-4, Cl. C, 2.97%, 3/15/21	629,503	629,646
Series 2015-5, Cl. C, 2.74%, 12/15/21	414,143	414,055
Series 2016-2, Cl. D, 3.39%, 4/15/22	2,580,000	2,588,404

10      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Auto Loan (Continued)
Santander Drive Auto Receivables Trust: (Continued)
Series 2017-1, Cl. D, 3.17%, 4/17/23	$1,595,000	$1,590,431
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	4,585,000	4,681,584
Series 2017-2, Cl. D, 3.49%, 7/17/23	1,640,000	1,638,834
Series 2017-3, Cl. D, 3.20%, 11/15/23	3,210,000	3,193,296
Series 2018-1, Cl. D, 3.32%, 3/15/24	1,195,000	1,192,655
Series 2018-2, Cl. D, 3.88%, 2/15/24	2,015,000	2,029,707
Series 2018-3, Cl. C, 3.51%, 8/15/23	5,295,000	5,327,088
Series 2018-5, Cl. C, 3.81%, 12/16/24	2,895,000	2,928,394
Santander Retail Auto Lease Trust, Series 2017-A, Cl. C, 2.96%, 11/21/22[1]	2,015,000	2,007,097
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,230,000	1,230,082
United Auto Credit Securitization Trust, Series 2018-1, Cl. C, 3.05%, 9/10/21[1]	3,190,000	3,184,604
Veros Automobile Receivables Trust, Series 2017-1, Cl. A, 2.84%, 4/17/23[1]	409,040	408,387
Westlake Automobile Receivables Trust:
Series 2016-1A, Cl. E, 6.52%, 6/15/22[1]	2,770,000	2,785,300
Series 2017-2A, Cl. E, 4.63%, 7/15/24[1]	3,255,000	3,274,626
Series 2018-1A, Cl. C, 2.92%, 5/15/23[1]	1,740,000	1,733,911
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	2,305,000	2,302,453
Series 2018-2A, Cl. C, 3.50%, 1/16/24[1]	4,025,000	4,039,738
Series 2018-3A, Cl. B, 3.32%, 10/16/23[1]	5,187,000	5,195,898
		205,370,609

Credit Card—1.8%
Cabela’s Credit Card Master Note Trust, Series 2016-1, Cl. A2, 3.339% [US0001M+85], 6/15/22[3]	250,000	250,475
Evergreen Credit Card Trust, Series 2018-2, Cl. A, 2.839% [US0001M+35], 7/15/22[1,3]	4,970,000	4,974,190
World Financial Network Credit Card Master Trust:
Series 2017-A, Cl. A, 2.12%, 3/15/24	4,150,000	4,109,620
Series 2017-C, Cl. A, 2.31%, 8/15/24	4,480,000	4,437,625
Series 2018-A, Cl. A, 3.07%, 12/16/24	6,205,000	6,218,560
Series 2018-B, Cl. A, 3.46%, 7/15/25	3,015,000	3,053,368
Series 2018-C, Cl. A, 3.55%, 8/15/25	6,390,000	6,465,347
Series 2019-A, Cl. A, 3.14%, 12/15/25	2,175,000	2,182,221
		31,691,406

Equipment—0.5%
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	2,355,000	2,342,982
Series 2018-1, Cl. B, 3.09%, 6/16/25[1]	1,030,000	1,028,174
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	290,000	289,502
Series 2018-2, Cl. C, 3.87%, 12/15/25[1]	755,000	762,591
CNH Equipment Trust:
Series 2017-C, Cl. B, 2.54%, 5/15/25	750,000	739,481
Series 2019-A, Cl. A4, 3.22%, 1/15/26	1,675,000	1,681,769

11      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Equipment (Continued)
Dell Equipment Finance Trust, Series 2018-1, Cl. B, 3.34%, 6/22/23[1]	$1,040,000	$1,044,445
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 99.999%, 2/25/32[4]	1,874,053	144,178
		8,033,122

Loans: Other—0.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R5, Cl. M2, 3.18% [US0001M+69], 7/25/35[3]	1,033,106	1,036,459
Dell Equipment Finance Trust, Series 2017-2, Cl. B, 2.47%, 10/24/22[1]	740,000	735,331
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	994,616	990,244
		2,762,034
Total Asset-Backed Securities (Cost $247,028,583)		247,857,171

Mortgage-Backed Obligations—25.6%
Government Agency—14.6%
FHLMC/FNMA/FHLB/Sponsored—14.5%
Connecticut Avenue Securities, Series 2013-C01, Cl. M2, 7.74% [US0001M+525], 10/25/23[3]	2,363,041	2,673,374
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	536	545
5.00%, 7/1/33-6/1/34	438,259	469,357
5.50%, 9/1/39	1,111,473	1,198,413
6.00%, 1/1/22-7/1/24	345,230	372,361
6.50%, 4/1/21-4/1/34	164,568	179,603
7.00%, 10/1/31-3/1/35	905,103	1,020,322
7.50%, 1/1/32-2/1/32	748,357	873,546
9.00%, 8/1/22-5/1/25	7,351	7,856
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[4]	35,922	7,079
Series 205, Cl. IO, 62.863%, 9/1/29[4]	248,075	52,304
Series 206, Cl. IO, 0.00%, 12/15/29[4,5]	99,353	27,636
Series 243, Cl. 6, 0.00%, 12/15/32[4,5]	93,249	17,612
Series 304, Cl. C31, 9.876%, 12/15/27[4]	2,328,384	192,239
Series 304, Cl. C45, 6.833%, 12/15/27[4]	1,139,033	93,369
Series 304, Cl. C47, 5.541%, 12/15/27[4]	1,093,439	93,496
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series KC02, Cl. X1, 0.00%, 3/25/24[4,5]	59,828,619	1,067,115
Series KC03, Cl. X1, 0.00%, 11/25/24[4,5]	37,545,000	974,274
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	1,363	1,390
Series 1644, Cl. S, 2.506% [D11COF+145], 12/15/23[3]	984,047	1,008,452
Series 2043, Cl. ZP, 6.50%, 4/15/28	623,120	685,856
Series 2116, Cl. ZA, 6.00%, 1/15/29	310,751	337,941

12      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2148, Cl. ZA, 6.00%, 4/15/29	$470,541	$509,055
Series 2220, Cl. PD, 8.00%, 3/15/30	53,841	61,726
Series 2326, Cl. ZP, 6.50%, 6/15/31	57,590	62,344
Series 2344, Cl. FP, 3.439% [LIBOR01M+95], 8/15/31[3]	94,799	97,182
Series 2368, Cl. PR, 6.50%, 10/15/31	241,901	268,184
Series 2427, Cl. ZM, 6.50%, 3/15/32	261,465	285,439
Series 2451, Cl. FD, 3.489% [LIBOR01M+100], 3/15/32[3]	53,616	55,097
Series 2461, Cl. PZ, 6.50%, 6/15/32	131,089	143,041
Series 2464, Cl. FI, 3.489% [LIBOR01M+100], 2/15/32[3]	55,690	57,234
Series 2465, Cl. PG, 6.50%, 6/15/32	192,343	213,145
Series 2470, Cl. LF, 3.489% [LIBOR01M+100], 2/15/32[3]	55,854	57,403
Series 2517, Cl. GF, 3.489% [LIBOR01M+100], 2/15/32[3]	44,265	45,492
Series 2551, Cl. LF, 2.989% [LIBOR01M+50], 1/15/33[3]	5,631	5,673
Series 3015, Cl. GM, 5.00%, 8/15/35	2,507,062	2,711,817
Series 3848, Cl. WL, 4.00%, 4/15/40	285,608	288,284
Series 3917, Cl. BA, 4.00%, 6/15/38	220,174	224,624
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[4]	47,318	4,389
Series 2079, Cl. S, 99.999%, 7/17/28[4]	87,239	9,709
Series 2122, Cl. S, 68.864%, 2/15/29[4]	317,690	49,492
Series 2304, Cl. SK, 45.823%, 6/15/29[4]	303,217	49,066
Series 2493, Cl. S, 20.076%, 9/15/29[4]	73,400	11,775
Series 2526, Cl. SE, 49.982%, 6/15/29[4]	117,935	18,853
Series 2795, Cl. SH, 97.064%, 3/15/24[4]	680,526	41,385
Series 2920, Cl. S, 17.014%, 1/15/35[4]	804,639	121,152
Series 2922, Cl. SE, 15.597%, 2/15/35[4]	175,464	27,449
Series 2981, Cl. AS, 0.287%, 5/15/35[4]	671,787	89,037
Series 3004, Cl. SB, 99.999%, 7/15/35[4]	929,397	88,841
Series 3397, Cl. GS, 0.00%, 12/15/37[4,5]	114,145	18,997
Series 3424, Cl. EI, 0.00%, 4/15/38[4,5]	57,152	4,885
Series 3450, Cl. BI, 8.062%, 5/15/38[4]	1,279,693	174,047
Series 3606, Cl. SN, 11.696%, 12/15/39[4]	266,765	32,841
Series 4057, Cl. QI, 4.582%, 6/15/27[4]	6,388,037	487,880
Series 4146, Cl. AI, 10.738%, 12/15/27[4]	2,983,149	234,225
Series 4205, Cl. AI, 8.231%, 5/15/28[4]	1,713,395	127,944
Series 4818, Cl. BI, 0.00%, 3/15/45[4,5]	2,469,461	437,730
Federal Home Loan Mortgage Corp., Stacr Trust, Series 2018-HQA2, Cl. M1, 3.24% [US0001M+75], 10/25/48[1,3]	5,110,000	5,106,985
Federal National Mortgage Assn.:
3.00%, 3/1/34[6]	9,680,000	9,661,094
3.50%, 3/1/49[6]	50,855,000	50,868,949
4.00%, 3/1/49[6]	49,885,000	50,858,342
4.50%, 3/1/49[6]	49,115,000	50,821,740
5.00%, 3/1/49[6]	34,460,000	36,135,621
Federal National Mortgage Assn. Pool:
4.50%, 5/1/19-12/1/20	85,495	86,919

13      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. Pool: (Continued)
5.00%, 4/1/19-6/1/22	$41,216	$42,011
5.50%, 2/1/35-5/1/36	384,618	418,753
6.00%, 6/1/30-3/1/37	2,896,339	3,191,530
6.50%, 5/1/28-1/1/34	2,298,221	2,542,520
7.00%, 1/1/30-4/1/34	1,946,266	2,206,523
7.50%, 2/1/27-8/1/33	1,727,081	1,976,329
8.00%, 12/1/22	4,831	5,134
8.50%, 7/1/32	6,863	6,947
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[4]	158,667	17,820
Series 252, Cl. 2, 99.999%, 11/25/23[4]	76,662	9,490
Series 303, Cl. IO, 99.999%, 11/25/29[4]	1,016,445	230,662
Series 319, Cl. 2, 45.915%, 2/25/32[4]	180,791	40,204
Series 321, Cl. 2, 28.434%, 4/25/32[4]	273,814	63,906
Series 324, Cl. 2, 19.855%, 7/25/32[4]	114,084	26,310
Series 328, Cl. 2, 0.00%, 12/25/32[4,5]	651,139	148,738
Series 334, Cl. 12, 0.00%, 3/25/33[4,5]	382,662	81,678
Series 339, Cl. 7, 0.00%, 11/25/33[4,5]	305,061	67,489
Series 351, Cl. 10, 99.999%, 4/25/34[4]	258,499	58,815
Series 351, Cl. 8, 0.00%, 4/25/34[4,5]	254,408	57,778
Series 356, Cl. 10, 0.00%, 6/25/35[4,5]	178,095	37,160
Series 356, Cl. 12, 0.00%, 2/25/35[4,5]	88,070	18,548
Series 362, Cl. 13, 0.00%, 8/25/35[4,5]	160,810	36,127
Series 364, Cl. 15, 0.00%, 9/25/35[4,5]	229,012	49,044
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 11.783%, 9/25/32[7]	46,564	40,094
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	423,845	445,405
Series 1993-87, Cl. Z, 6.50%, 6/25/23	145,311	152,941
Series 1999-54, Cl. LH, 6.50%, 11/25/29	133,868	145,562
Series 2002-29, Cl. F, 3.49% [LIBOR01M+100], 4/25/32[3]	62,149	63,883
Series 2002-64, Cl. FJ, 3.49% [LIBOR01M+100], 4/25/32[3]	19,131	19,665
Series 2002-68, Cl. FH, 2.981% [LIBOR01M+50], 10/18/32[3]	36,488	36,759
Series 2003-116, Cl. FA, 2.89% [LIBOR01M+40], 11/25/33[3]	66,310	66,541
Series 2003-130, Cl. CS, 9.12% [-2 x LIBOR01M+1,410], 12/25/33[3]	17,017	17,404
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,487,368
Series 2006-11, Cl. PS, 15.437% [-3.6667 x
LIBOR01M+2,456.67], 3/25/36[3]	128,316	184,345
Series 2006-46, Cl. SW, 15.07% [-3.6665 x
LIBOR01M+2,419.92], 6/25/36[3]	76,308	106,673
Series 2006-50, Cl. KS, 15.07% [-3.6667 x
LIBOR01M+2,420], 6/25/36[3]	142,074	200,844
Series 2006-50, Cl. SK, 15.07% [-3.6667 x
LIBOR01M+2,420], 6/25/36[3]	396,003	552,273
Series 2007-9, Cl. LE, 5.50%, 3/25/37	1,665,851	1,789,885
Series 2010-43, Cl. KG, 3.00%, 1/25/21	15,067	15,044
Series 2011-15, Cl. DA, 4.00%, 3/25/41	148,833	150,145

14      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2011-3, Cl. KA, 5.00%, 4/25/40	$532,203	$552,829
Series 2012-20, Cl. FD, 2.89% [LIBOR01M+40], 3/25/42[3]	160,557	160,757
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 7.415%, 11/18/31[4]	223,821	36,742
Series 2001-63, Cl. SD, 25.913%, 12/18/31[4]	83,039	12,207
Series 2001-68, Cl. SC, 26.519%, 11/25/31[4]	60,691	10,923
Series 2001-81, Cl. S, 9.651%, 1/25/32[4]	58,394	9,888
Series 2002-28, Cl. SA, 11.722%, 4/25/32[4]	59,493	10,176
Series 2002-38, Cl. SO, 40.615%, 4/25/32[4]	112,027	18,185
Series 2002-39, Cl. SD, 32.327%, 3/18/32[4]	118,401	21,616
Series 2002-41, Cl. S, 20.886%, 7/25/32[4]	342,849	54,892
Series 2002-48, Cl. S, 10.809%, 7/25/32[4]	90,773	16,797
Series 2002-52, Cl. SD, 39.607%, 9/25/32[4]	106,049	19,712
Series 2002-52, Cl. SL, 10.491%, 9/25/32[4]	60,892	10,813
Series 2002-53, Cl. SK, 43.884%, 4/25/32[4]	73,855	13,803
Series 2002-56, Cl. SN, 11.953%, 7/25/32[4]	124,035	22,952
Series 2002-77, Cl. IS, 28.409%, 12/18/32[4]	190,860	36,180
Series 2002-77, Cl. SH, 11.325%, 12/18/32[4]	76,976	12,304
Series 2002-9, Cl. MS, 9.446%, 3/25/32[4]	93,531	17,208
Series 2003-25, Cl. IK, 83.902%, 4/25/33[4]	1,615,674	408,299
Series 2003-33, Cl. SP, 8.977%, 5/25/33[4]	210,557	39,807
Series 2003-4, Cl. S, 21.212%, 2/25/33[4]	124,475	24,077
Series 2005-12, Cl. SC, 19.177%, 3/25/35[4]	81,634	11,592
Series 2005-14, Cl. SE, 13.61%, 3/25/35[4]	650,893	78,916
Series 2005-40, Cl. SB, 30.457%, 5/25/35[4]	500,094	60,134
Series 2005-52, Cl. JH, 28.614%, 5/25/35[4]	295,736	42,513
Series 2005-6, Cl. SE, 73.705%, 2/25/35[4]	1,214,375	190,423
Series 2007-88, Cl. XI, 0.00%, 6/25/37[4,5]	257,498	39,081
Series 2008-55, Cl. SA, 0.00%, 7/25/38[4,5]	106,755	12,405
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,5]	4,715	240
Series 2010-95, Cl. DI, 0.00%, 11/25/20[4,5]	56,927	562
Series 2011-96, Cl. SA, 4.948%, 10/25/41[4]	764,466	115,080
Series 2012-121, Cl. IB, 7.208%, 11/25/27[4]	2,765,403	228,446
Series 2012-134, Cl. SA, 0.00%, 12/25/42[4,5]	1,647,528	297,387
Series 2012-40, Cl. PI, 26.518%, 4/25/41[4]	903,440	119,279
Series 2013-2, Cl. IA, 6.938%, 2/25/43[4]	470,400	86,846
Series 2015-57, Cl. LI, 5.955%, 8/25/35[4]	6,537,397	968,039
Series 2017-66, Cl. AS, 0.00%, 9/25/47[4,5]	15,989,806	2,318,348
Series 2018-16, Cl. NI, 0.00%, 12/25/44[4,5]	1,264,897	204,879
Series 2018-69, Cl. CI, 0.00%, 10/25/46[4,5]	2,820,680	381,103
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 99.999%, 6/15/25[4]	1,668,046	27,046
		246,510,060

15      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
GNMA/Guaranteed—0.1%
Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	$6,875	$7,556
7.00%, 1/15/28-8/15/28	66,080	69,318
7.50%, 9/15/22-11/15/26	42,589	43,719
8.00%, 2/15/22-8/15/28	15,580	15,674
10.00%, 5/15/19-6/15/19	286	286
10.50%, 5/15/19-12/15/20	647	648
Government National Mortgage Assn. II Pool:
7.00%, 1/20/30	20,464	23,298
11.00%, 10/20/19	50	50
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17, Cl. AI, 41.897%, 4/16/37[4]	1,395,936	192,959
Series 2011-52, Cl. HS, 18.922%, 4/16/41[4]	2,244,364	311,956
Series 2017-136, Cl. LI, 6.515%, 9/16/47[4]	5,038,347	1,051,986
Series 2017-149, Cl. GS, 0.00%, 10/16/47[4,5]	6,286,460	978,040
		2,695,490

Non-Agency—11.0%
Commercial—5.3%
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 4.69% [H15T1Y+210], 9/26/35[1,3]	40,651	40,782
Series 2012-RR6, Cl. RR6, 0.056%, 11/26/36[1]	77,996	78,016
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2018-B1, Cl. XA, 10.64%, 1/15/51[4]	26,420,496	969,521
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[1,4,5,8]	344,725	6,746
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-CD6, Cl. XA, 12.629%, 11/13/50[4]	9,191,267	527,950
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 4.341%, 1/25/36[9]	607,758	592,950
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Cl. AAB, 2.608%, 9/10/45	928,841	924,062
Series 2014-GC21, Cl. AAB, 3.477%, 5/10/47	1,065,000	1,079,603
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17, Cl. XA, 0.00%, 11/10/46[4,5]	11,888,079	492,323
Series 2017-C4, Cl. XA, 11.937%, 10/12/50[4]	24,190,086	1,658,380
COMM Mortgage Trust:
Series 2014-CR17, Cl. ASB, 3.598%, 5/10/47	4,840,000	4,914,047
Series 2014-CR20, Cl. ASB, 3.305%, 11/10/47	715,000	724,465
Series 2015-CR22, Cl. A2, 2.856%, 3/10/48	1,405,000	1,403,899
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 21.564%, 12/10/45[4]	12,602,502	607,477
Connecticut Avenue Securities, Series 2014-C01, Cl. M2, 6.89% [US0001M+440], 1/25/24[3]	4,000,000	4,481,924
Federal Home Loan Mortgage Corp., Stacr Trust, Series 2019-HQA1, Cl. M1, 0.00% [US0001M+90], 2/25/49[1,3]	1,350,000	1,353,779
FREMF Mortgage Trust:
Series 2010-K6, Cl. B, 5.364%, 12/25/46[1,9]	695,000	707,213
Series 2011-K10, Cl. B, 4.622%, 11/25/49[1,9]	4,025,000	4,110,588
Series 2012-K709, Cl. C, 3.704%, 4/25/45[1,9]	1,057,000	1,055,361

16      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust: (Continued)
Series 2012-K710, Cl. B, 3.811%, 6/25/47[1,9]	$940,000	$939,292
Series 2012-K710, Cl. C, 3.811%, 6/25/47[1,9]	5,295,000	5,284,631
Series 2012-K711, Cl. B, 3.50%, 8/25/45[1,9]	3,785,000	3,785,263
Series 2012-K711, Cl. C, 3.50%, 8/25/45[1,9]	1,660,000	1,659,056
Series 2013-K25, Cl. C, 3.619%, 11/25/45[1,9]	2,362,000	2,361,787
Series 2013-K26, Cl. C, 3.598%, 12/25/45[1,9]	1,642,030	1,640,705
Series 2013-K27, Cl. C, 3.496%, 1/25/46[1,9]	530,000	527,685
Series 2013-K28, Cl. C, 3.49%, 6/25/46[1,9]	530,000	527,637
Series 2013-K30, Cl. C, 3.557%, 6/25/45[1,9]	917,000	909,322
Series 2013-K712, Cl. C, 3.358%, 5/25/45[1,9]	915,000	913,075
Series 2013-K713, Cl. C, 3.154%, 4/25/46[1,9]	2,702,000	2,695,657
Series 2014-K714, Cl. C, 3.854%, 1/25/47[1,9]	4,000,000	4,036,078
Series 2014-K715, Cl. C, 4.118%, 2/25/46[1,9]	2,695,000	2,724,003
Series 2015-K721, Cl. B, 3.565%, 11/25/47[1,9]	1,150,000	1,149,452
Series 2017-K724, Cl. B, 3.487%, 11/25/23[1,9]	1,395,000	1,386,340
GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Cl. A, 2.933%, 6/5/31[1]	4,940,000	4,940,190
GS Mortgage Securities Trust:
Series 2012-GC6, Cl. A3, 3.482%, 1/10/45	1,260,241	1,272,385
Series 2013-GC12, Cl. AAB, 2.678%, 6/10/46	321,480	319,127
Series 2014-GC18, Cl. AAB, 3.648%, 1/10/47	945,561	958,415
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6.00%, 4/25/37[1,9]	581,903	555,036
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0.00%, 1/17/34[1,4,5]	677	—
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Cl. ASB, 3.144%, 5/15/45	1,354,796	1,359,361
Series 2012-LC9, Cl. A4, 2.611%, 12/15/47	114,566	114,400
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	2,335,000	2,457,636
Series 2016-JP3, Cl. A2, 2.435%, 8/15/49	2,141,053	2,111,712
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 4.689%, 7/25/35[9]	528,875	544,425
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Cl. ASB, 3.705%, 1/15/47	746,396	760,302
Series 2014-C18, Cl. A3, 3.578%, 2/15/47	680,470	685,525
Series 2014-C19, Cl. ASB, 3.584%, 4/15/47	435,004	440,727
JPMBB Commercial Mortgage Securities Trust, Interest-Only Stripped Mtg.- Backed Security, Series 2015-C27, Cl. XA, 24.356%, 2/15/48[4]	38,670,002	1,828,148
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 0.00%, 7/26/24[1,8,9]	42,929	29,897
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Cl. AAB, 2.469%, 2/15/46	1,140,803	1,130,931
Series 2013-C9, Cl. AS, 3.456%, 5/15/46	750,000	754,731
Series 2016-C29, Cl. A1, 1.597%, 5/15/49	518,428	512,751
Morgan Stanley Capital I Trust:
Series 2011-C1, Cl. A4, 5.033%, 9/15/47[1,9]	1,309,239	1,340,809
Series 2011-C2, Cl. A4, 4.661%, 6/15/44[1]	1,685,000	1,732,656
Morgan Stanley Capital I, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-HR2, Cl. XA, 10.355%, 12/15/50[4]	8,739,819	485,606

17      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 3.664%, 11/26/36[1,9]	$223,406	$222,960
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.789%, 6/26/46[1,9]	164,454	164,592
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.939%, 7/26/45[1,9]	104,423	107,138
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 4.385%, 8/25/34[9]	62,783	63,021
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 2017-C5, Cl. XA, 12.275%, 11/15/50[4]	15,206,079	938,004
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Cl. ASB, 2.934%, 5/15/48	3,750,000	3,735,431
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C42, Cl. XA, 10.334%, 12/15/50[4]	12,178,053	771,661
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Cl. A7, 4.00%, 11/25/48[1,9]	2,175,000	2,203,590
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Cl. A3, 3.528%, 9/15/57	475,000	480,821
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 2011-C3, Cl. XA, 29.808%, 3/15/44[1,4]	7,278,887	164,980
		89,456,037

Multi-Family—0.5%
Connecticut Avenue Securities:
Series 2014-C02, Cl. 1M2, 5.09% [US0001M+260], 5/25/24[3]	3,500,000	3,684,731
Series 2014-C02, Cl. 2M2, 5.09% [US0001M+260], 5/25/24[3]	1,609,756	1,686,719
Series 2017-C04, Cl. 2M1, 3.34% [US0001M+85], 11/25/29[3]	3,014,897	3,017,876
		8,389,326

Residential—5.2%
Banc of America Funding Trust, Series 2014-R7, Cl. 3A1, 4.938%, 3/26/36[1,9]	328,446	329,252
Bear Stearns ARM Trust:
Series 2005-9, Cl. A1, 4.73% [H15T1Y+230], 10/25/35[3]	358,449	363,024
Series 2006-1, Cl. A1, 4.91% [H15T1Y+225], 2/25/36[3]	808,781	817,296
CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	746,194	737,889
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	727,225	723,806
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 4.97% [H15T1Y+240], 10/25/35[3]	1,698,105	1,720,375
Connecticut Avenue Securities:
Series 2014-C03, Cl. 1M2, 5.49% [US0001M+300], 7/25/24[3]	3,360,356	3,580,629
Series 2014-C03, Cl. 2M2, 5.39% [US0001M+290], 7/25/24[3]	278,905	294,750
Series 2014-C04, Cl. 1M2, 7.39% [US0001M+490], 11/25/24[3]	3,074,038	3,472,019
Series 2015-C01, Cl. 1M2, 6.79% [US0001M+430], 2/25/25[3]	1,843,718	2,015,471
Series 2016-C03, Cl. 1M1, 4.49% [US0001M+200], 10/25/28[3]	502,238	506,316
Series 2017-C02, Cl. 2M1, 3.64% [US0001M+115], 9/25/29[3]	3,288,563	3,299,817
Series 2017-C03, Cl. 1M1, 3.44% [US0001M+95], 10/25/29[3]	3,086,814	3,094,412

18      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Residential (Continued)
Connecticut Avenue Securities: (Continued)
Series 2017-C06, Cl. 1M1, 3.24% [US0001M+75], 2/25/30[3]	$1,321,974	$1,322,301
Series 2017-C07, Cl. 1M1, 3.14% [US0001M+65], 5/25/30[3]	2,395,487	2,393,928
Series 2018-C01, Cl. 1M1, 3.09% [US0001M+60], 7/25/30[3]	5,223,730	5,214,438
Series 2018-C02, Cl. 2M1, 3.14% [US0001M+65], 8/25/30[3]	1,003,907	1,003,865
Series 2018-C03, Cl. 1M1, 3.17% [US0001M+68], 10/25/30[3]	3,459,110	3,456,628
Series 2018-C04, Cl. 2M1, 3.24% [US0001M+75], 12/25/30[3]	2,800,197	2,800,018
Series 2018-C05, Cl. 1M1, 3.21% [US0001M+72], 1/25/31[3]	1,251,451	1,250,844
Series 2018-C06, Cl. 1M1, 3.04% [US0001M+55], 3/25/31[3]	480,345	479,587
Series 2018-C06, Cl. 2M1, 3.04% [US0001M+55], 3/25/31[3]	557,132	556,387
Connecticut Avenue Securities Trust, Series 2018-R07, Cl. 1M1, 3.24% [US0001M+75], 4/25/31[1,3]	1,022,102	1,022,030
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.332%, 7/25/35[9]	197,542	199,282
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 2.80% [US0001M+31], 7/25/35[3]	157,463	156,594
RALI Trust, Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	7,009	6,191
STACR Trust:
Series 2018-DNA2, Cl. M1, 3.29% [US0001M+80], 12/25/30[1,3]	5,010,000	5,012,131
Series 2018-DNA3, Cl. M1, 3.24% [US0001M+75], 9/25/48[1,3]	900,000	899,212
Series 2018-HRP2, Cl. M2, 3.74% [US0001M+125], 2/25/47[1,3]	2,850,000	2,865,430
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2, Cl. M2, 6.74% [US0001M+425], 11/25/23[3]	3,113,002	3,425,735
Series 2014-DN1, Cl. M2, 4.69% [US0001M+220], 2/25/24[3]	557,004	568,496
Series 2014-DN1, Cl. M3, 6.99% [US0001M+450], 2/25/24[3]	1,260,000	1,415,227
Series 2014-DN2, Cl. M3, 6.09% [US0001M+360], 4/25/24[3]	7,345,000	7,962,168
Series 2014-DN4, Cl. M3, 7.04% [US0001M+455], 10/25/24[3]	446,821	492,922
Series 2014-HQ2, Cl. M3, 6.24% [US0001M+375], 9/25/24[3]	3,100,000	3,460,525
Series 2015-HQA2, Cl. M2, 5.29% [US0001M+280], 5/25/28[3]	118,084	120,585
Series 2016-DNA1, Cl. M2, 5.39% [US0001M+290], 7/25/28[3]	313,984	319,686
Series 2016-HQA3, Cl. M1, 3.29% [US0001M+80], 3/25/29[3]	416,947	416,988
Series 2017-HQA1, Cl. M1, 3.69% [US0001M+120], 8/25/29[3]	3,426,533	3,437,777
Series 2017-HQA2, Cl. M1, 3.29% [US0001M+80], 12/25/29[3]	1,721,129	1,721,646
Series 2017-HQA3, Cl. M1, 3.04% [US0001M+55], 4/25/30[3]	4,463,492	4,458,041
Series 2018-DNA1, Cl. M1, 2.94% [US0001M+45], 7/25/30[3]	6,897,459	6,871,064
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 4.482%, 10/25/33[9]	262,075	266,345
Series 2005-AR14, Cl. 1A4, 4.20%, 12/25/35[9]	89,734	88,881
Series 2005-AR16, Cl. 1A1, 4.26%, 12/25/35[9]	405,490	405,451
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 5.083%, 2/25/35[9]	978,902	1,008,928

19      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
Wells Fargo Mortgage-Backed Securities Trust: (Continued)
Series 2005-AR15, Cl. 1A2, 4.669%, 9/25/35[9]	$890,477	$870,651
Series 2005-AR4, Cl. 2A2, 4.847%, 4/25/35[9]	1,462,054	1,478,176
Series 2006-AR10, Cl. 1A1, 4.588%, 7/25/36[9]	41,333	41,515
Series 2006-AR10, Cl. 5A5, 4.426%, 7/25/36[9]	881,121	883,275
Series 2006-AR7, Cl. 2A4, 4.339%, 5/25/36[9]	89,396	91,821
		89,399,825
Total Mortgage-Backed Obligations (Cost $435,823,100)		436,450,738

Corporate Bonds and Notes—66.6%
Consumer Discretionary—10.3%
Auto Components—0.4%
Goodyear Tire & Rubber Co. (The), 5.125% Sr. Unsec. Nts., 11/15/23	4,255,000	4,260,319
ZF North America Capital, Inc., 4.00% Sr. Unsec. Nts., 4/29/20[1]	3,400,000	3,409,277
		7,669,596

Automobiles—2.3%
BMW US Capital LLC, 3.45% Sr. Unsec. Nts., 4/12/23[1]	4,800,000	4,830,146
Daimler Finance North America LLC, 3.70% Sr. Unsec. Nts., 5/4/23[1]	7,000,000	7,029,337
General Motors Financial Co., Inc.:
3.45% Sr. Unsec. Nts., 1/14/22	2,600,000	2,594,791
3.45% Sr. Unsec. Nts., 4/10/22	3,600,000	3,576,501
Harley-Davidson Financial Services, Inc., 3.35% Sr. Unsec. Nts., 2/15/23[1]	7,000,000	6,810,031
Hyundai Capital America, 3.10% Sr. Unsec. Nts., 4/5/22[1]	6,500,000	6,367,546
Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts., 3/15/20[1]	4,000,000	3,949,920
Volkswagen Group of America Finance LLC, 4.00% Sr. Unsec. Nts., 11/12/21[1]	4,090,000	4,145,058
		39,303,330

Diversified Consumer Services—0.2%
Service Corp. International, 5.375% Sr. Unsec. Nts., 5/15/24	4,150,000	4,253,750

Entertainment—0.8%
Fox Corp., 4.03% Sr. Unsec. Nts., 1/25/24[1]	4,505,000	4,596,182
Netflix, Inc., 5.50% Sr. Unsec. Nts., 2/15/22	4,166,000	4,379,507
Viacom, Inc., 4.25% Sr. Unsec. Nts., 9/1/23	3,900,000	3,998,127
		12,973,816

Hotels, Restaurants & Leisure—1.0%
Aramark Services, Inc., 5.00% Sr. Unsec. Nts., 4/1/25[1]	3,282,000	3,347,640
International Game Technology plc, 6.25% Sr. Sec. Nts., 2/15/22[1]	3,800,000	3,990,000
Marriott International, Inc., 3.25% Sr. Unsec. Nts., 9/15/22	4,100,000	4,069,720

20      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Royal Caribbean Cruises Ltd., 5.25% Sr. Unsec. Nts., 11/15/22	$5,000,000	$5,277,937
		16,685,297

Household Durables—1.1%
DR Horton, Inc., 2.55% Sr. Unsec. Nts., 12/1/20	5,670,000	5,601,451
Lennar Corp.:
2.95% Sr. Unsec. Nts., 11/29/20	3,000,000	2,955,000
4.125% Sr. Unsec. Nts., 1/15/22	2,300,000	2,297,125
Newell Brands, Inc., 3.85% Sr. Unsec. Nts., 4/1/23	3,500,000	3,415,847
PulteGroup, Inc., 4.25% Sr. Unsec. Nts., 3/1/21	3,950,000	3,994,437
Toll Brothers Finance Corp., 4.875% Sr. Unsec. Nts., 11/15/25	544,000	544,000
		18,807,860

Internet & Catalog Retail—0.4%
QVC, Inc., 5.125% Sr. Sec. Nts., 7/2/22	5,875,000	6,123,279

Media—2.6%
CBS Corp., 2.90% Sr. Unsec. Nts., 6/1/23	4,400,000	4,281,646
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% Sr. Unsec. Nts., 2/15/23	3,291,000	3,352,706
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.464% Sr. Sec. Nts., 7/23/22	1,800,000	1,847,695
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	5,106,000	6,230,003
Discovery Communications LLC:
2.20% Sr. Unsec. Nts., 9/20/19	2,000,000	1,990,483
2.75% Sr. Unsec. Nts., 11/15/19[1]	4,100,000	4,088,454
Interpublic Group of Cos., Inc. (The), 3.75% Sr. Unsec. Nts., 2/15/23	5,000,000	4,991,470
Omnicom Group, Inc./Omnicom Capital, Inc., 3.625% Sr. Unsec. Nts., 5/1/22	5,400,000	5,438,228
Sky Ltd., 2.625% Sr. Unsec. Nts., 9/16/19[1]	1,900,000	1,896,477
Time Warner Cable LLC, 4.00% Sr. Unsec. Nts., 9/1/21	3,600,000	3,637,533
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts., 8/15/26[1]	3,400,000	3,391,500
WPP Finance 2010, 3.75% Sr. Unsec. Nts., 9/19/24	4,100,000	3,949,549
		45,095,744

Multiline Retail—0.2%
Dollar Tree, Inc., 3.70% Sr. Unsec. Nts., 5/15/23	4,000,000	3,969,422
Specialty Retail—0.8%
AutoNation, Inc., 3.35% Sr. Unsec. Nts., 1/15/21	4,000,000	3,991,542
Gap, Inc. (The), 5.95% Sr. Unsec. Nts., 4/12/21	4,080,000	4,242,786
L Brands, Inc., 6.625% Sr. Unsec. Nts., 4/1/21	3,700,000	3,866,500

21      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Specialty Retail (Continued)
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.65% Sr. Unsec. Nts., 7/29/21[1]	$1,343,000	$1,351,382
		13,452,210

Textiles, Apparel & Luxury Goods—0.5%
Hanesbrands, Inc., 4.625% Sr. Unsec. Nts., 5/15/24[1]	3,500,000	3,513,650
Levi Strauss & Co., 5.00% Sr. Unsec. Nts., 5/1/25	4,166,000	4,270,150
		7,783,800

Consumer Staples—5.8%
Beverages—1.8%
Anheuser-Busch InBev Finance, Inc., 3.30% Sr. Unsec. Nts., 2/1/23	5,300,000	5,335,621
Anheuser-Busch InBev Worldwide, Inc., 3.50% Sr. Unsec. Nts., 1/12/24	3,200,000	3,233,477
Beam Suntory, Inc., 3.25% Sr. Unsec. Nts., 5/15/22	1,560,000	1,540,752
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	5,155,000	5,190,739
Keurig Dr Pepper, Inc., 4.057% Sr. Unsec. Nts., 5/25/23[1]	6,546,000	6,622,469
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	4,700,000	4,843,982
Suntory Holdings Ltd., 2.55% Sr. Unsec. Nts., 6/28/22[1]	4,000,000	3,861,347
		30,628,387

Food & Staples Retailing—0.7%
Alimentation Couche-Tard, Inc., 2.70% Sr. Unsec. Nts., 7/26/22[1]	3,600,000	3,494,188
Koninklijke Ahold Delhaize NV, 4.125% Sr. Unsec. Nts., 4/10/19	1,089,000	1,089,697
Kroger Co. (The):
2.80% Sr. Unsec. Nts., 8/1/22	2,550,000	2,503,509
2.95% Sr. Unsec. Nts., 11/1/21	3,053,000	3,042,074
Walgreens Boots Alliance, Inc., 3.30% Sr. Unsec. Nts., 11/18/21	1,650,000	1,659,845
		11,789,313

Food Products—2.5%
Bunge Ltd. Finance Corp., 3.00% Sr. Unsec. Nts., 9/25/22	4,300,000	4,180,227
Campbell Soup Co., 3.65% Sr. Unsec. Nts., 3/15/23	4,000,000	3,977,706
Conagra Brands, Inc., 4.30% Sr. Unsec. Nts., 5/1/24	4,100,000	4,157,372
General Mills, Inc., 3.20% Sr. Unsec. Nts., 4/16/21	2,000,000	2,006,238
Kraft Heinz Foods Co., 4.00% Sr. Unsec. Nts., 6/15/23	6,400,000	6,470,823
Lamb Weston Holdings, Inc., 4.625% Sr. Unsec. Nts., 11/1/24[1]	4,000,000	4,030,000
Mondelez International, Inc., 3.625% Sr. Unsec. Nts., 5/7/23	6,400,000	6,471,438
Smithfield Foods, Inc.:
2.65% Sr. Unsec. Nts., 10/3/21[1]	2,000,000	1,898,336
3.35% Sr. Unsec. Nts., 2/1/22[1]	4,000,000	3,852,917
Tyson Foods, Inc., 3.90% Sr. Unsec. Nts., 9/28/23	5,658,000	5,745,606
		42,790,663

22      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Tobacco—0.8%
Altria Group, Inc., 4.00% Sr. Unsec. Nts., 1/31/24	$3,950,000	$3,990,553
BAT Capital Corp., 2.764% Sr. Unsec. Nts., 8/15/22	1,500,000	1,459,472
BAT International Finance plc, 3.50% Sr. Unsec. Nts., 6/15/22[1]	3,850,000	3,832,389
Imperial Brands Finance plc, 3.75% Sr. Unsec. Nts., 7/21/22[1]	4,600,000	4,611,867
		13,894,281

Energy—7.3%
Energy Equipment & Services—0.3%
Schlumberger Holdings Corp., 3.75% Sr. Unsec. Nts., 5/1/24[1]	4,200,000	4,220,613

Oil, Gas & Consumable Fuels—7.0%
Anadarko Petroleum Corp., 6.95% Sr. Unsec. Nts., 6/15/19	3,700,000	3,743,495
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50% Sr. Unsec. Nts., 12/1/22	6,000,000	5,975,354
Apache Corp., 3.25% Sr. Unsec. Nts., 4/15/22	4,950,000	4,907,660
Canadian Natural Resources Ltd., 2.95% Sr. Unsec. Nts., 1/15/23	4,150,000	4,062,895
Cenovus Energy, Inc., 5.70%, 10/15/19	1,307,692	1,326,647
Columbia Pipeline Group, Inc., 3.30% Sr. Unsec. Nts., 6/1/20	4,150,000	4,156,498
Continental Resources, Inc., 5.00% Sr. Unsec. Nts., 9/15/22	2,719,000	2,749,234
Devon Energy Corp., 3.25% Sr. Unsec. Nts., 5/15/22	3,925,000	3,913,058
Enbridge Energy Partners LP, 4.20% Sr. Unsec. Nts., 9/15/21	2,400,000	2,444,380
Enbridge, Inc., 2.90% Sr. Unsec. Nts., 7/15/22	5,000,000	4,923,106
Encana Corp., 6.50% Sr. Unsec. Nts., 5/15/19	3,250,000	3,271,303
Energy Transfer LP:
4.25% Sr. Sec. Nts., 3/15/23	3,160,000	3,208,032
5.875% Sr. Sec. Nts., 1/15/24	4,100,000	4,407,500
EnLink Midstream Partners LP, 2.70% Sr. Unsec. Nts., 4/1/19	4,025,000	4,027,516
EQM Midstream Partners LP, 4.75% Sr. Unsec. Nts., 7/15/23	4,000,000	4,030,453
EQT Corp.:
3.00% Sr. Unsec. Nts., 10/1/22	3,000,000	2,898,402
4.875% Sr. Unsec. Nts., 11/15/21	1,300,000	1,335,726
Florida Gas Transmission Co. LLC, 5.45% Sr. Unsec. Nts., 7/15/20[1]	2,000,000	2,051,655
Husky Energy, Inc.:
3.95% Sr. Unsec. Nts., 4/15/22	2,050,000	2,075,842
7.25% Sr. Unsec. Nts., 12/15/19	1,800,000	1,857,502
Kinder Morgan Energy Partners LP, 6.85% Sr. Unsec. Nts., 2/15/20	2,900,000	3,000,850
Kinder Morgan, Inc., 3.15% Sr. Unsec. Nts., 1/15/23	3,400,000	3,364,986
Marathon Oil Corp., 2.70% Sr. Unsec. Nts., 6/1/20	3,840,000	3,803,985
Marathon Petroleum Corp.:
3.40% Sr. Unsec. Nts., 12/15/20	4,500,000	4,522,168
4.75% Sr. Unsec. Nts., 12/15/23[2]	1,150,000	1,195,714
Noble Energy, Inc., 4.15% Sr. Unsec. Nts., 12/15/21	1,645,000	1,674,452
ONEOK Partners LP, 3.375% Sr. Unsec. Nts., 10/1/22	4,800,000	4,804,032
Phillips 66, 3.246% [US0003M+60] Sr. Unsec. Nts., 2/26/21[3]	5,600,000	5,596,988
Pioneer Natural Resources Co., 3.45% Sr. Unsec. Nts., 1/15/21	3,800,000	3,806,486

23      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Plains All American Pipeline LP/PAA Finance Corp., 3.85% Sr. Unsec. Nts., 10/15/23	$4,200,000	$4,180,845
Sabine Pass Liquefaction LLC, 5.625% Sr. Sec. Nts., 4/15/23	4,100,000	4,367,725
Targa Resources Partners LP/Targa Resources Partners Finance
Corp., 4.25% Sr. Unsec. Nts., 11/15/23	4,400,000	4,356,000
TC PipeLines LP, 4.65% Sr. Unsec. Nts., 6/15/21	2,600,000	2,646,490
Williams Cos, Inc. (The), 3.35% Sr. Unsec. Nts., 8/15/22	4,800,000	4,761,405
		119,448,384

Financials—13.5%
Capital Markets—2.5%
Goldman Sachs Group, Inc. (The):
2.35% Sr. Unsec. Nts., 11/15/21	4,000,000	3,919,654
2.908% [US0003M+105.3] Sr. Unsec. Nts., 6/5/23[3]	5,000,000	4,909,240
Legg Mason, Inc., 2.70% Sr. Unsec. Nts., 7/15/19	2,000,000	1,998,614
Macquarie Group Ltd., 3.189% [US0003M+102.3] Sr. Unsec. Nts., 11/28/23[1,3]	4,700,000	4,587,341
Moody’s Corp., 2.625% Sr. Unsec. Nts., 1/15/23	6,600,000	6,404,444
Morgan Stanley:
2.625% Sr. Unsec. Nts., 11/17/21	3,000,000	2,961,282
2.75% Sr. Unsec. Nts., 5/19/22	5,600,000	5,524,035
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[1]	4,220,000	4,230,550
State Street Corp., 2.653% [US0003M+63.5] Sr. Unsec. Nts., 5/15/23[3]	4,000,000	3,944,421
UBS Group Funding Switzerland AG, 2.65% Sr. Unsec. Nts., 2/1/22[1]	4,300,000	4,216,353
		42,695,934

Commercial Banks—6.5%
ABN AMRO Bank NV, 1.80% Sr. Unsec. Nts., 9/20/19[1]	4,400,000	4,375,083
Bank of America Corp.:
2.738% [US0003M+37] Sr. Unsec. Nts., 1/23/22[3]	1,450,000	1,439,163
3.004% [US0003M+79] Sr. Unsec. Nts., 12/20/23[3]	2,780,000	2,745,708
3.499% [US0003M+63] Sr. Unsec. Nts., 5/17/22[3]	4,800,000	4,838,769
3.864% [US0003M+94] Sr. Unsec. Nts., 7/23/24[3]	4,900,000	4,982,775
Bank of Ireland Group plc, 4.50% Sr. Unsec. Nts., 11/25/23[1]	3,245,000	3,235,671
Bank of Montreal, Series E, 3.30% Sr. Unsec. Nts., 2/5/24	3,359,000	3,347,747
BPCE SA, 2.65% Sr. Unsec. Nts., 2/3/21	2,750,000	2,727,675
Citibank NA, 3.40% Sr. Unsec. Nts., 7/23/21	1,600,000	1,614,308
Citigroup, Inc., 2.90% Sr. Unsec. Nts., 12/8/21	7,000,000	6,967,358
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts., 5/26/22	4,200,000	4,118,246
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	3,550,000	3,466,452
Credit Agricole SA (London), 3.375% Sr. Unsec. Nts., 1/10/22[1]	3,600,000	3,581,348
Fifth Third Bancorp, 2.60% Sr. Unsec. Nts., 6/15/22	3,500,000	3,432,899
First Horizon National Corp., 3.50% Sr. Unsec. Nts., 12/15/20	3,436,000	3,446,582
Ford Motor Credit Co. LLC, 3.336% Sr. Unsec. Nts., 3/18/21	4,299,000	4,221,203
HSBC Holdings plc, 3.283% [US0003M+60] Sr. Unsec. Nts., 5/18/21[3]	3,200,000	3,199,050

24      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Commercial Banks (Continued)
Huntington National Bank (The), 2.50% Sr. Unsec. Nts., 8/7/22	$4,300,000	$4,219,691
JPMorgan Chase & Co.:
2.295% Sr. Unsec. Nts., 8/15/21	2,265,000	2,223,941
2.776% [US0003M+93.5] Sr. Unsec. Nts., 4/25/23[3]	4,200,000	4,152,855
Lloyds Bank plc, 3.30% Sr. Unsec. Nts., 5/7/21	4,000,000	4,003,983
Lloyds Banking Group plc, 2.907% [US0003M+81] Sr. Unsec. Nts., 11/7/23[3]	3,800,000	3,681,719
M&T Bank Corp., 3.55% Sr. Unsec. Nts., 7/26/23	1,655,000	1,680,342
PNC Financial Services Group, Inc. (The), 3.50% Sr. Unsec. Nts., 1/23/24	6,000,000	6,053,907
Regions Financial Corp., 2.75% Sr. Unsec. Nts., 8/14/22	2,336,000	2,290,052
SunTrust Bank (Atlanta GA), 3.689% [US0003M+73.5] Sr. Unsec. Nts., 8/2/24[3]	3,700,000	3,745,298
SunTrust Banks, Inc., 2.70% Sr. Unsec. Nts., 1/27/22	3,400,000	3,364,255
Synovus Financial Corp., 3.125% Sr. Unsec. Nts., 11/1/22	2,206,000	2,134,305
Wells Fargo & Co., 2.625% Sr. Unsec. Nts., 7/22/22	9,100,000	8,933,051
Zions Bancorp NA, 3.35% Sr. Unsec. Nts., 3/4/22	3,000,000	2,873,009
		111,096,445

Consumer Finance—1.5%
American Express Co., 2.50% Sr. Unsec. Nts., 8/1/22	5,700,000	5,585,481
Capital One Financial Corp., 3.20% Sr. Unsec. Nts., 1/30/23	4,200,000	4,139,923
Discover Bank:
3.10% Sr. Unsec. Nts., 6/4/20	1,500,000	1,499,225
3.35% Sr. Unsec. Nts., 2/6/23	2,600,000	2,570,133
Micron Technology, Inc., 4.64% Sr. Unsec. Nts., 2/6/24	4,219,000	4,241,845
Nissan Motor Acceptance Corp., 3.875% Sr. Unsec. Nts., 9/21/23[1]	4,000,000	3,967,958
Synchrony Financial, 4.25% Sr. Unsec. Nts., 8/15/24	3,440,000	3,375,042
		25,379,607

Diversified Financial Services—0.3%
INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	4,055,000	4,089,812
Insurance—0.8%
AXA Equitable Holdings, Inc., 3.90% Sr. Unsec. Nts., 4/20/23	5,000,000	5,043,058
AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	3,100,000	3,098,584
Boardwalk Pipelines LP, 3.375% Sr. Unsec. Nts., 2/1/23	2,850,000	2,759,784
Marsh & McLennan Cos., Inc., 2.75% Sr. Unsec. Nts., 1/30/22	2,800,000	2,772,974
		13,674,400

Real Estate Investment Trusts (REITs)—1.9%
American Tower Corp., 3.00% Sr. Unsec. Nts., 6/15/23	5,159,000	5,046,932
Crown Castle International Corp., 2.25% Sr. Unsec. Nts., 9/1/21	4,300,000	4,199,542
Digital Realty Trust LP, 2.75% Sr. Unsec. Nts., 2/1/23	4,900,000	4,724,331
HCP, Inc., 4.25% Sr. Unsec. Nts., 11/15/23	4,000,000	4,090,414
Lamar Media Corp., 5.375% Sr. Unsec. Nts., 1/15/24	1,600,000	1,652,000

25      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Real Estate Investment Trusts (REITs) (Continued)
Regency Centers LP, 4.80% Sr. Unsec. Nts., 4/15/21	$3,602,000	$3,727,142
Ventas Realty LP, 3.50% Sr. Unsec. Nts., 4/15/24	4,250,000	4,238,689
Welltower, Inc.:
3.75% Sr. Unsec. Nts., 3/15/23	2,195,000	2,221,934
3.95% Sr. Unsec. Nts., 9/1/23	2,000,000	2,037,593
4.125% Sr. Unsec. Nts., 4/1/19	855,000	855,315
		32,793,892

Health Care—6.3%
Biotechnology—1.2%
AbbVie, Inc., 3.75% Sr. Unsec. Nts., 11/14/23	7,736,000	7,796,045
Biogen, Inc., 3.625% Sr. Unsec. Nts., 9/15/22	4,000,000	4,060,150
Celgene Corp., 3.25% Sr. Unsec. Nts., 2/20/23	5,000,000	4,960,748
Shire Acquisitions Investments Ireland DAC, 2.875% Sr. Unsec. Nts., 9/23/23	4,100,000	3,958,904
		20,775,847

Health Care Equipment & Supplies—1.3%
Becton Dickinson & Co., 3.363% Sr. Unsec. Nts., 6/6/24	5,000,000	4,923,921
Boston Scientific Corp.:
2.85% Sr. Unsec. Nts., 5/15/20	3,000,000	3,004,206
3.45% Sr. Unsec. Nts., 3/1/24	3,000,000	3,013,159
Hologic, Inc., 4.375% Sr. Unsec. Nts., 10/15/25[1]	4,391,000	4,336,112
Zimmer Biomet Holdings, Inc., 3.70% Sr. Unsec. Nts., 3/19/23	6,300,000	6,271,371
		21,548,769

Health Care Providers & Services—2.0%
Anthem, Inc., 2.95% Sr. Unsec. Nts., 12/1/22	3,700,000	3,670,048
Cigna Corp., 3.75% Sr. Sec. Nts., 7/15/23[1]	3,741,000	3,788,849
CVS Health Corp., 3.70% Sr. Unsec. Nts., 3/9/23	10,400,000	10,472,196
Fresenius Medical Care US Finance II, Inc.:
4.125% Sr. Unsec. Nts., 10/15/20[1]	3,400,000	3,422,982
5.875% Sr. Unsec. Nts., 1/31/22[1]	1,275,000	1,339,280
HCA, Inc., 5.375% Sr. Unsec. Nts., 2/1/25	4,065,000	4,226,340
Humana, Inc., 2.90% Sr. Unsec. Nts., 12/15/22	4,150,000	4,077,368
McKesson Corp., 3.65% Sr. Unsec. Nts., 11/30/20	3,833,000	3,860,077
		34,857,140

Life Sciences Tools & Services—0.7%
IQVIA, Inc., 5.00% Sr. Unsec. Nts., 10/15/26[1]	4,255,000	4,345,419
Life Technologies Corp., 6.00% Sr. Unsec. Nts., 3/1/20	3,300,000	3,390,659
Thermo Fisher Scientific, Inc., 4.15% Sr. Unsec. Nts., 2/1/24	3,600,000	3,719,672
		11,455,750

Pharmaceuticals—1.1%
Bayer US Finance II LLC, 3.875% Sr. Unsec. Nts., 12/15/23[1]	5,600,000	5,587,717
Elanco Animal Health, Inc., 4.272% Sr. Unsec. Nts., 8/28/23[1]	4,000,000	4,062,458
Mylan NV, 3.15% Sr. Unsec. Nts., 6/15/21	4,125,000	4,080,880

26      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Pharmaceuticals (Continued)
Takeda Pharmaceutical Co. Ltd., 4.40% Sr. Unsec. Nts., 11/26/23[1]	$4,100,000	$4,232,273
		17,963,328

Industrials—5.4%
Aerospace & Defense—1.5%
BAE Systems Holdings, Inc., 2.85% Sr. Unsec. Nts., 12/15/20[1]	5,000,000	4,959,806
L3 Technologies, Inc., 3.85% Sr. Unsec. Nts., 6/15/23	3,990,000	4,050,314
Rockwell Collins, Inc., 2.80% Sr. Unsec. Nts., 3/15/22	2,700,000	2,662,893
Spirit AeroSystems, Inc., 3.95% Sr. Unsec. Nts., 6/15/23	5,000,000	5,036,772
Textron, Inc., 4.30% Sr. Unsec. Nts., 3/1/24	4,450,000	4,538,400
United Technologies Corp., 3.65% Sr. Unsec. Nts., 8/16/23	4,000,000	4,059,513
		25,307,698

Air Freight & Couriers—0.1%
FedEx Corp., 3.40% Sr. Unsec. Nts., 1/14/22	1,458,000	1,471,198

Airlines—0.3%
Delta Air Lines, Inc., 2.875% Sr. Unsec. Nts., 3/13/20	5,000,000	4,996,284

Building Products—0.7%
Fortune Brands Home & Security, Inc., 4.00% Sr. Unsec. Nts., 9/21/23	3,859,000	3,911,016
Masco Corp., 3.50% Sr. Unsec. Nts., 4/1/21	3,450,000	3,456,582
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	4,800,000	4,847,046
		12,214,644

Electrical Equipment—0.1%
Sensata Technologies BV, 5.625% Sr. Unsec. Nts., 11/1/24[1]	1,739,000	1,832,471

Industrial Conglomerates—0.2%
Roper Technologies, Inc., 3.65% Sr. Unsec. Nts., 9/15/23	4,018,000	4,038,976

Machinery—1.0%
CNH Industrial Capital LLC, 4.875% Sr. Unsec. Nts., 4/1/21	3,750,000	3,839,625
Fortive Corp., 2.35% Sr. Unsec. Nts., 6/15/21	5,100,000	5,011,993
Nvent Finance Sarl, 3.95% Sr. Unsec. Nts., 4/15/23	4,000,000	3,955,052
Wabtec Corp., 4.15% Sr. Unsec. Nts., 3/15/24	4,000,000	3,997,476
		16,804,146

Professional Services—0.2%
IHS Markit Ltd., 4.125% Sr. Unsec. Nts., 8/1/23	2,540,000	2,548,255

Road & Rail—0.8%
ERAC USA Finance LLC, 2.60% Sr. Unsec. Nts., 12/1/21[1]	5,500,000	5,375,549
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.70% Sr. Unsec. Nts., 3/14/23[1]	3,900,000	3,739,071
Ryder System, Inc.:
3.40% Sr. Unsec. Nts., 3/1/23	4,000,000	3,975,214

27      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Road & Rail (Continued)
Ryder System, Inc.: (Continued)
3.50% Sr. Unsec. Nts., 6/1/21	$954,000	$958,510
		14,048,344

Trading Companies & Distributors—0.5%
Air Lease Corp.:
3.00% Sr. Unsec. Nts., 9/15/23	3,550,000	3,409,768
3.875% Sr. Unsec. Nts., 7/3/23	1,600,000	1,593,644
United Rentals North America, Inc., 4.625% Sr. Sec. Nts., 7/15/23	3,350,000	3,427,050
		8,430,462

Information Technology—4.2%
Electronic Equipment, Instruments, & Components—0.9%
CDW LLC/CDW Finance Corp.:
5.00% Sr. Unsec. Nts., 9/1/25	1,500,000	1,522,500
5.50% Sr. Unsec. Nts., 12/1/24	2,712,000	2,840,820
FLIR Systems, Inc., 3.125% Sr. Unsec. Nts., 6/15/21	3,500,000	3,471,004
Tech Data Corp., 3.70% Sr. Unsec. Nts., 2/15/22	5,000,000	4,951,226
Trimble, Inc., 4.15% Sr. Unsec. Nts., 6/15/23	2,000,000	2,004,986
		14,790,536

IT Services—1.3%
DXC Technology Co., 4.25% Sr. Unsec. Nts., 4/15/24	5,000,000	5,000,798
Fiserv, Inc., 3.80% Sr. Unsec. Nts., 10/1/23	4,000,000	4,027,751
Leidos Holdings, Inc., 4.45% Sr. Sec. Nts., 12/1/20	6,202,000	6,313,636
Total System Services, Inc., 4.00% Sr. Unsec. Nts., 6/1/23	5,000,000	5,043,778
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	631,000	625,479
5.25% Sr. Unsec. Nts., 4/1/25	2,010,000	2,095,425
		23,106,867

Semiconductors & Semiconductor Equipment—0.7%
Marvell Technology Group Ltd., 4.20% Sr. Unsec. Nts., 6/22/23	4,000,000	4,020,279
Microchip Technology, Inc., 4.333% Sr. Sec. Nts., 6/1/23[1]	4,000,000	3,998,106
NXP BV/NXP Funding LLC, 4.125% Sr. Unsec. Nts., 6/1/21[1]	3,500,000	3,533,775
		11,552,160

Software—1.0%
Autodesk, Inc., 3.125% Sr. Unsec. Nts., 6/15/20	3,000,000	2,992,175
Dell International LLC/EMC Corp.:
4.42% Sr. Sec. Nts., 6/15/21[1]	4,100,000	4,176,407
5.875% Sr. Unsec. Nts., 6/15/21[1]	188,000	191,839
Dell, Inc., 5.875% Sr. Unsec. Nts., 6/15/19	2,400,000	2,427,000
Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[1]	4,165,000	4,295,156
VMware, Inc., 2.95% Sr. Unsec. Nts., 8/21/22	2,900,000	2,842,016
		16,924,593

28      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Technology Hardware, Storage & Peripherals—0.3%
Hewlett Packard Enterprise Co., 4.40% Sr. Unsec. Nts., 10/15/22	$4,600,000	$4,753,163

Materials—5.8%
Chemicals—3.2%
Celanese US Holdings LLC:
4.625% Sr. Unsec. Nts., 11/15/22	2,900,000	2,967,495
5.875% Sr. Unsec. Nts., 6/15/21	3,100,000	3,245,933
CF Industries, Inc.:
3.40% Sr. Sec. Nts., 12/1/21[1]	4,385,000	4,351,334
3.45% Sr. Unsec. Nts., 6/1/23	861,000	836,246
7.125% Sr. Unsec. Nts., 5/1/20	1,196,000	1,242,345
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.30% Sr. Unsec. Nts., 5/1/23[1]	4,000,000	3,985,742
DowDuPont, Inc., 4.205% Sr. Unsec. Nts., 11/15/23	6,550,000	6,766,052
Eastman Chemical Co., 3.50% Sr. Unsec. Nts., 12/1/21	1,720,000	1,734,408
LyondellBasell Industries NV, 6.00% Sr. Unsec. Nts., 11/15/21	3,600,000	3,812,004
Methanex Corp., 3.25% Sr. Unsec. Nts., 12/15/19	3,400,000	3,399,194
Nutrien Ltd.:
3.50% Sr. Unsec. Nts., 6/1/23	3,800,000	3,756,124
4.875% Sr. Unsec. Nts., 3/30/20	335,000	340,086
PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23	4,075,000	4,187,063
RPM International, Inc., 6.125% Sr. Unsec. Nts., 10/15/19	5,688,000	5,787,951
Sherwin-Williams Co. (The), 2.75% Sr. Unsec. Nts., 6/1/22	4,150,000	4,080,138
Yara International ASA, 7.875% Sr. Unsec. Nts., 6/11/19[1]	4,100,000	4,152,192
		54,644,307

Construction Materials—0.2%
Boral Finance Pty Ltd., 3.00% Sr. Unsec. Nts., 11/1/22[1]	4,200,000	4,076,295

Containers & Packaging—1.0%
Ball Corp.:
4.375% Sr. Unsec. Nts., 12/15/20	3,300,000	3,374,250
4.875% Sr. Unsec. Nts., 3/15/26	915,000	935,587
Graphic Packaging International LLC, 4.75% Sr. Unsec. Nts., 4/15/21	1,958,000	1,997,160
Packaging Corp. of America, 3.90% Sr. Unsec. Unsub. Nts., 6/15/22	2,250,000	2,284,539
Sealed Air Corp.:
5.50% Sr. Unsec. Nts., 9/15/25[1]	1,015,000	1,060,675
6.50% Sr. Unsec. Nts., 12/1/20[1]	3,100,000	3,239,500
WestRock RKT LLC, 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	3,205,000	3,212,955
		16,104,666

Metals & Mining—1.2%
Anglo American Capital plc, 3.75% Sr. Unsec. Nts., 4/10/22[1]	3,000,000	2,988,573
ArcelorMittal, 6.25% Sr. Unsec. Nts., 2/25/22	3,600,000	3,858,281
Goldcorp, Inc., 3.70% Sr. Unsec. Nts., 3/15/23	4,650,000	4,682,484
Newcrest Finance Pty Ltd., 4.45% Sr. Unsec. Nts., 11/15/21[1]	3,650,000	3,700,380

29      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Metals & Mining (Continued)
Newmont Mining Corp., 5.125% Sr. Unsec. Nts., 10/1/19	$1,500,000	$1,517,912
Steel Dynamics, Inc., 5.50% Sr. Unsec. Nts., 10/1/24	4,000,000	4,120,000
		20,867,630

Paper & Forest Products—0.2%
Domtar Corp., 4.40% Sr. Unsec. Nts., 4/1/22	3,800,000	3,841,869

Telecommunication Services—2.1%
Diversified Telecommunication Services—1.7%
AT&T, Inc., 3.60% Sr. Unsec. Nts., 2/17/23	6,600,000	6,646,595
British Telecommunications plc, 4.50% Sr. Unsec. Nts., 12/4/23	4,083,000	4,214,270
CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	3,400,000	3,464,770
Deutsche Telekom International Finance BV, 2.82% Sr. Unsec. Nts., 1/19/22[1]	5,600,000	5,531,536
Telefonica Emisiones SA, 4.57% Sr. Unsec. Nts., 4/27/23	6,100,000	6,360,805
T-Mobile USA, Inc., 6.375% Sr. Unsec. Nts., 3/1/25	3,800,000	3,963,875
		30,181,851

Wireless Telecommunication Services—0.4%
Vodafone Group plc, 3.75% Sr. Unsec. Nts., 1/16/24	6,371,000	6,354,427

Utilities—5.9%
Electric Utilities—3.7%
Alliant Energy Finance LLC, 3.75% Sr. Unsec. Nts., 6/15/23[1]	4,000,000	4,033,951
Edison International, 2.125% Sr. Unsec. Nts., 4/15/20	4,100,000	4,018,967
Emera US Finance LP, 2.70% Sr. Unsec. Nts., 6/15/21	4,700,000	4,616,506
Enel Finance International NV, 2.75% Sr. Unsec. Nts., 4/6/23[1]	6,000,000	5,703,762
Entergy Corp., 5.125% Sr. Unsec. Nts., 9/15/20	3,500,000	3,566,478
Evergy, Inc., 4.85% Sr. Unsec. Nts., 6/1/21	1,640,000	1,684,312
Eversource Energy, 3.80% Sr. Unsec. Nts., 12/1/23	4,200,000	4,288,684
Exelon Corp., 3.497% Jr. Sub. Nts., 6/1/22	4,000,000	3,974,484
FirstEnergy Corp., 4.25% Sr. Unsec. Unsub. Nts., 3/15/23	3,900,000	3,997,223
Fortis, Inc., 2.10% Sr. Unsec. Nts., 10/4/21	4,350,000	4,206,068
Iberdrola Finance Ireland DAC, 5.00% Sr. Unsec. Nts., 9/11/19[1]	2,000,000	2,018,590
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts., 9/15/24[1]	4,460,000	4,398,675
PNM Resources, Inc., 3.25% Sr. Unsec. Nts., 3/9/21	4,000,000	3,985,290
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	6,148,000	6,316,019
Progress Energy, Inc., 4.40% Sr. Unsec. Nts., 1/15/21	750,000	767,127
Southern Power Co., 2.50% Sr. Unsec. Nts., 12/15/21	3,700,000	3,626,829
Southwestern Electric Power Co., 3.55% Sr. Unsec. Nts., 2/15/22	2,000,000	2,007,417
		63,210,382

30      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Independent Power and Renewable Electricity Producers—0.2%
IPALCO Enterprises, Inc., 3.45% Sr. Sec. Nts., 7/15/20	$3,400,000	$3,393,128

Multi-Utilities—2.0%
CenterPoint Energy Resources Corp., 3.55% Sr. Unsec. Nts., 4/1/23	3,000,000	3,017,548
CenterPoint Energy, Inc., 3.85% Sr. Unsec. Nts., 2/1/24	5,000,000	5,015,434
Dominion Energy, Inc.:
2.75% Sr. Unsec. Nts., 1/15/22	3,000,000	2,949,582
4.104% Jr. Sub. Nts., 4/1/21[9]	4,500,000	4,550,466
DTE Energy Co.:
3.30% Sr. Unsec. Nts., 6/15/22	3,000,000	2,989,438
3.70% Sr. Unsec. Nts., 8/1/23	3,319,000	3,345,810
NiSource, Inc., 3.85% Sr. Unsec. Nts., 2/15/23	3,500,000	3,538,195
PSEG Power LLC, 3.85% Sr. Unsec. Nts., 6/1/23	4,000,000	4,030,200
Sempra Energy, 2.40% Sr. Unsec. Nts., 3/15/20	4,000,000	3,972,125
		33,408,798
Total Corporate Bonds and Notes (Cost $1,136,556,364)		1,134,123,819

Short-Term Notes—4.1%
Alliant Energy Finance LLC, 2.651%, 3/7/19[10]	7,600,000	7,596,106
Avery Dennison, 2.601%, 3/6/19[10,11]	7,600,000	7,596,759
Bell Canada, Inc., 2.736%, 3/8/19[10,11]	600,000	599,645
Cabot Corp., 2.62%, 3/1/19[1,10,11]	5,000,000	4,999,636
Glencore Funding, 3.027%, 3/8/19[10,11]	7,500,000	7,495,505
Hitachi Capital America Corp.:
2.806%, 3/14/19[10]	5,000,000	4,994,828
2.815%, 3/15/19[10,11]	2,600,000	2,597,113
McKesson Corp., 2.57%, 3/1/19[1,10,11]	7,600,000	7,599,456
Mohawk Industries, Inc, 2.736%, 3/27/19[1,10,11]	5,100,000	5,089,592
RELX Investments Plc, 2.63%, 3/1/19[1,10,11]	8,500,000	8,499,381
Tyco Electronics Group SA, 2.55%, 3/1/19[1,10,11]	8,500,000	8,499,383
Walgreens Boots Alliance, Inc., 2.62%, 3/1/19[10]	4,000,000	3,999,710
Total Short-Term Notes (Cost $69,571,224)		69,567,114

	Shares	Value
Investment Company—0.0%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.37%[12,13] (Cost $595,051)	595,051	$595,051
Total Investments, at Value (Cost $1,889,574,322)	110.8%	1,888,593,893
Net Other Assets (Liabilities)	(10.8)	(184,450,119)
Net Assets	100.0%	$1,704,143,774

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $498,501,043 or 29.25% of the Fund’s net assets at period end.

2. Restricted security. The aggregate value of restricted securities at period end was $3,637,355, which represents 0.21% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

31      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
GLS Auto Receivables Trust, Series 2018-1A, Cl. A, 2.82%, 7/15/22	1/30/18	$2,446,272	$2,441,641	$ (4,631)
Marathon Petroleum Corp., 4.75% Sr. Unsec. Nts., 12/15/23	7/25/17	1,217,896	1,195,714	(22,182)

		$3,664,168	$3,637,355	$ (26,813)

3. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $22,607,405 or 1.33% of the Fund’s net assets at period end.

5. Interest rate is less than 0.0005%.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $40,094 or 0.00% of the Fund’s net assets at period end.

8. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

10. Current yield as of period end.

11. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $52,976,470 or 3.11% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

12. Rate shown is the 7-day yield at period end.

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2018	Gross Additions	Gross Reductions	Shares February 28, 2019
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	17,051,487	514,447,634	530,904,070	595,051

32      OPPENHEIMER LIMITED-TERM BOND FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$595,051	$284,514	$—	$—

Futures Contracts as of February 28, 2019
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
United States
Treasury Long
Bonds	Sell	6/19/19	92	USD 13,431	$13,291,125	$140,179
United States
Treasury Nts., 10 yr.	Sell	6/19/19	311	USD 38,072	37,942,000	129,586
United States
Treasury Nts., 2 yr.	Buy	6/28/19	2,016	USD 428,021	427,785,749	(235,457)
United States
Treasury Nts., 5 yr.	Sell	6/28/19	3,821	USD 438,539	437,743,313	795,512

						$829,820

Glossary:
Definitions
D11COF	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

See accompanying Notes to Financial Statements.

33      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES February 28, 2019 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,888,979,271)	$1,887,998,842
Affiliated companies (cost $595,051)	595,051

1,888,593,893
Cash	1,607
Cash used for collateral on futures	4,182,000
Receivables and other assets:
Investments sold (including $85,947,346 sold on a when-issued or delayed delivery basis)	89,742,229
Interest, dividends and principal paydowns	12,799,830
Shares of beneficial interest sold	3,147,960
Variation margin receivable	599,508
Other	119,487

Total assets	1,999,186,514

Liabilities
Payables and other liabilities:
Investments purchased (including $284,489,979 purchased on a when-issued or delayed delivery basis)	290,935,331
Shares of beneficial interest redeemed	2,935,640
Dividends	518,024
Variation margin payable	211,317
Distribution and service plan fees	153,826
Trustees’ compensation	147,265
Shareholder communications	5,652
Other	135,685

Total liabilities	295,042,740

Net Assets	$1,704,143,774

Composition of Net Assets
Par value of shares of beneficial interest	$379,842
Additional paid-in capital	1,745,338,451
Total accumulated loss	(41,574,519)

Net Assets	$1,704,143,774

34      OPPENHEIMER LIMITED-TERM BOND FUND

Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share (based on net assets of $627,498,826 and 140,092,944 shares of beneficial interest outstanding)	$4.48

Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$4.58

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $137,866,234 and 30,835,416 shares of beneficial interest outstanding)	$4.47

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $339,634,556 and 75,634,003 shares of beneficial interest outstanding)	$4.49

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $38,472,278 and 8,590,303 shares of beneficial interest outstanding)	$4.48

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $560,671,880 and 124,689,457 shares of beneficial interest outstanding)	$4.50

See accompanying Notes to Financial Statements.

35      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF OPERATIONS Six Monthes Ended February 28, 2019 Unaudited

Investment Income
Interest (net of foreign withholding taxes of $17,416)	$27,496,126
Fee income on when-issued securities	1,289,783
Dividends — affiliated companies	284,514
Total investment income	29,070,423

Expenses
Management fees	2,854,785
Distribution and service plan fees:
Class A	735,868
Class C	643,300
Class R	89,704
Transfer and shareholder servicing agent fees:
Class A	521,737
Class C	109,720
Class I	50,196
Class R	31,256
Class Y	450,900
Shareholder communications:
Class A	11,449
Class C	2,416
Class I	1,648
Class R	639
Class Y	3,727
Borrowing fees	21,281
Trustees’ compensation	12,403
Custodian fees and expenses	8,760
Other	58,043
Total expenses	5,607,832
Less waivers and reimbursements of expenses	(273,982)
Net expenses	5,333,850

Net Investment Income	23,736,573
Realized and Unrealized Gain (Loss)
Net realized loss on:
Investment transactions in unaffiliated companies	(988,254)
Futures contracts	(4,289,858)
Net realized loss	(5,278,112)
Net change in unrealized appreciation/(depreciation) on:
Investment transactions in unaffiliated companies	12,592,620
Futures contracts	707,371
Net change in unrealized appreciation/(depreciation)	13,299,991

Net Increase in Net Assets Resulting from Operations	$31,758,452

See accompanying Notes to Financial Statements.

36      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018[1]
Operations
Net investment income	$23,736,573	$40,846,024
Net realized loss	(5,278,112)	(2,408,921)
Net change in unrealized appreciation/(depreciation)	13,299,991	(29,489,779)

Net increase in net assets resulting from operations	31,758,452	8,947,324

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(8,531,728)	(16,617,831)
Class B2	—	(22,098)
Class C	(1,296,543)	(2,406,036)
Class I	(5,259,763)	(8,203,773)
Class R	(462,239)	(818,787)
Class Y	(8,179,842)	(12,718,761)

Total dividends and distributions declared	(23,730,115)	(40,787,286)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	1,959,994	(33,944,188)
Class B2	—	(3,591,136)
Class C	9,806,154	(18,664,361)
Class I	13,922,497	107,697,212
Class R	1,497,170	1,841,425
Class Y	58,737,118	149,859,448

Total beneficial interest transactions	85,922,933	203,198,400

Net Assets
Total increase	93,951,270	171,358,438
Beginning of period	1,610,192,504	1,438,834,066

End of period	$1,704,143,774	$1,610,192,504

1. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note

2 – New Accounting Pronouncements for further details.

2. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

37      OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]
Per Share Operating Data
Net asset value, beginning of period	$4.46	$4.55	$4.58	$4.59	$4.67	$4.66
Income (loss) from investment operations:
Net investment income[3]	0.06	0.11	0.10	0.09	0.11	0.13
Net realized and unrealized gain (loss)	0.02	(0.09)	(0.02)	0.00[4]	(0.07)	0.03
Total from investment operations	0.08	0.02	0.08	0.09	0.04	0.16
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.11)	(0.11)	(0.10)	(0.12)	(0.15)
Net asset value, end of period	$4.48	$4.46	$4.55	$4.58	$4.59	$4.67

Total Return, at Net Asset Value[5]	1.84%	0.55%	1.73%	2.01%	0.77%	3.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$627,499	$622,607	$670,187	$742,857	$719,405	$664,895
Average net assets (in thousands)	$619,084	$653,240	$700,544	$720,074	$703,391	$623,486
Ratios to average net assets:[6]
Net investment income	2.78%	2.56%	2.24%	1.99%	2.41%	2.62%
Expenses excluding specific expenses listed below	0.77%	0.79%	0.86%	0.88%	0.90%	0.91%
Interest and fees from borrowings	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%[7]	0.00%
Total expenses[8]	0.77%	0.79%	0.86%	0.88%	0.90%	0.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.75%	0.75%	0.79%	0.82%	0.82%	0.85%
Portfolio turnover rate[9]	22%	47%	83%	55%	83%	147%

38      OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	0.77%
Year Ended August 31, 2018	0.79%
Year Ended August 31, 2017	0.86%
Year Ended August 31, 2016	0.89%
Year Ended August 31, 2015	0.90%
Year Ended August 29, 2014	0.91%

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2019	$2,103,136,611	$2,046,836,303
Year Ended August 31, 2018	$4,176,587,613	$4,346,294,140
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146

See accompanying Notes to Financial Statements.

39      OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]
Per Share Operating Data
Net asset value, beginning of period	$4.45	$4.54	$4.57	$4.57	$4.66	$4.66
Income (loss) from investment operations:
Net investment income[3]	0.04	0.08	0.06	0.05	0.07	0.09
Net realized and unrealized gain (loss)	0.02	(0.09)	(0.02)	0.01	(0.08)	0.02
Total from investment operations	0.06	(0.01)	0.04	0.06	(0.01)	0.11
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.08)	(0.07)	(0.06)	(0.08)	(0.11)
Net asset value, end of period	$4.47	$4.45	$4.54	$4.57	$4.57	$4.66

Total Return, at Net Asset Value[4]	1.45%	(0.24)%	0.91%	1.19%	(0.06)%	2.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$137,866	$127,354	$148,904	$182,976	$159,614	$134,000
Average net assets (in thousands)	$130,255	$137,543	$164,621	$174,995	$156,321	$122,206
Ratios to average net assets:[5]
Net investment income	2.01%	1.77%	1.42%	1.18%	1.58%	1.82%
Expenses excluding specific expenses listed below	1.53%	1.55%	1.62%	1.64%	1.65%	1.65%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	1.53%	1.55%	1.62%	1.64%	1.65%	1.65%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.53%[8]	1.54%	1.61%	1.63%	1.64%	1.64%
Portfolio turnover rate[9]	22%	47%	83%	55%	83%	147%

40      OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	1.53%
Year Ended August 31, 2018	1.55%
Year Ended August 31, 2017	1.62%
Year Ended August 31, 2016	1.65%
Year Ended August 31, 2015	1.65%
Year Ended August 29, 2014	1.65%

8. Waiver was less than 0.005%.

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2019	$2,103,136,611	$2,046,836,303
Year Ended August 31, 2018	$4,176,587,613	$4,346,294,140
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146

See accompanying Notes to Financial Statements.

41      OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]
Per Share Operating Data
Net asset value, beginning of period	$4.47	$4.56	$4.59	$4.59	$4.68	$4.67
Income (loss) from investment operations:
Net investment income[3]	0.07	0.13	0.12	0.11	0.13	0.14
Net realized and unrealized gain (loss)	0.02	(0.09)	(0.02)	0.01	(0.08)	0.03
Total from investment operations	0.09	0.04	0.10	0.12	0.05	0.17
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.07)	(0.13)	(0.13)	(0.12)	(0.14)	(0.16)
Net asset value, end of period	$4.49	$4.47	$4.56	$4.59	$4.59	$4.68

Total Return, at Net Asset Value[4]	2.02%	0.92%	2.11%	2.41%	1.03%	3.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$339,635	$324,106	$221,992	$189,947	$116,806	$4,362
Average net assets (in thousands)	$337,509	$279,907	$202,588	$151,529	$9,764	$4,274
Ratios to average net assets:[5]
Net investment income	3.14%	2.92%	2.62%	2.36%	2.76%	3.01%
Expenses excluding specific expenses listed below	0.39%	0.39%	0.42%	0.45%	0.46%	0.47%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	0.39%	0.39%	0.42%	0.45%	0.46%	0.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.39%[8]	0.39%[8]	0.42%[8]	0.44%	0.46%[8]	0.47%[8]
Portfolio turnover rate[9]	22%	47%	83%	55%	83%	147%

42      OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	0.39%
Year Ended August 31, 2018	0.39%
Year Ended August 31, 2017	0.42%
Year Ended August 31, 2016	0.46%
Year Ended August 31, 2015	0.46%
Year Ended August 29, 2014	0.47%

8. Waiver was less than 0.005%.

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2019	$2,103,136,611	$2,046,836,303
Year Ended August 31, 2018	$4,176,587,613	$4,346,294,140
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146

See accompanying Notes to Financial Statements.

43      OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]
Per Share Operating Data
Net asset value, beginning of period	$4.46	$4.55	$4.58	$4.59	$4.67	$4.66
Income (loss) from investment operations:
Net investment income[3]	0.06	0.10	0.09	0.08	0.09	0.11
Net realized and unrealized gain (loss)	0.02	(0.09)	(0.03)	(0.01)	(0.07)	0.03
Total from investment operations	0.08	0.01	0.06	0.07	0.02	0.14
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.10)	(0.09)	(0.08)	(0.10)	(0.13)
Net asset value, end of period	$4.48	$4.46	$4.55	$4.58	$4.59	$4.67

Total Return, at Net Asset Value[4]	1.71%	0.27%	1.43%	1.82%	0.35%	3.03%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,472	$36,801	$35,698	$36,621	$34,318	$29,966
Average net assets (in thousands)	$37,091	$36,079	$35,660	$35,078	$32,247	$31,470
Ratios to average net assets:[5]
Net investment income	2.51%	2.28%	1.94%	1.69%	2.10%	2.34%
Expenses excluding specific expenses listed below	1.02%	1.04%	1.11%	1.13%	1.13%	1.13%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	1.02%	1.04%	1.11%	1.13%	1.13%	1.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.02%[8]	1.03%	1.10%	1.12%	1.13%[8]	1.13%[8]
Portfolio turnover rate[9]	22%	47%	83%	55%	83%	147%

44      OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	1.02%
Year Ended August 31, 2018	1.04%
Year Ended August 31, 2017	1.11%
Year Ended August 31, 2016	1.14%
Year Ended August 31, 2015	1.13%
Year Ended August 29, 2014	1.13%

8. Waiver was less than 0.005%.

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2019	$2,103,136,611	$2,046,836,303
Year Ended August 31, 2018	$4,176,587,613	$4,346,294,140
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146

See accompanying Notes to Financial Statements.

45      OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]
Per Share Operating Data
Net asset value, beginning of period	$4.48	$4.57	$4.60	$4.60	$4.68	$4.67
Income (loss) from investment
operations:
Net investment income[3]	0.07	0.13	0.11	0.10	0.12	0.13
Net realized and unrealized
gain (loss)	0.01	(0.09)	(0.02)	0.01	(0.07)	0.04
Total from investment
operations	0.08	0.04	0.09	0.11	0.05	0.17
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.06)	(0.13)	(0.12)	(0.11)	(0.13)	(0.16)
Net asset value, end of period	$4.50	$4.48	$4.57	$4.60	$4.60	$4.68

Total Return, at Net Asset Value[4]	1.99%	0.86%	1.98%	2.32%	0.95%	3.52%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$560,672	$499,325	$358,426	$283,556	$158,122	$62,009
Average net assets (in
thousands)	$535,585	$444,546	$303,860	$249,010	$118,474	$27,625
Ratios to average net assets:[5]
Net investment income	3.08%	2.86%	2.50%	2.17%	2.56%	2.69%
Expenses excluding specific
expenses listed below	0.53%	0.55%	0.62%	0.64%	0.65%	0.66%
Interest and fees from
borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%
Total expenses[7]	0.53%	0.55%	0.62%	0.64%	0.65%	0.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.45%	0.45%	0.56%	0.63%	0.64%	0.65%
Portfolio turnover rate[8]	22%	47%	83%	55%	83%	147%

46      OPPENHEIMER LIMITED-TERM BOND FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2019	0.53%
Year Ended August 31, 2018	0.55%
Year Ended August 31, 2017	0.62%
Year Ended August 31, 2016	0.65%
Year Ended August 31, 2015	0.65%
Year Ended August 29, 2014	0.66%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended February 28, 2019	$2,103,136,611	$2,046,836,303
Year Ended August 31, 2018	$4,176,587,613	$4,346,294,140
Year Ended August 31, 2017	$3,147,159,686	$2,900,112,220
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146

See accompanying Notes to Financial Statements.

47      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS February 28, 2019 Unaudited

1. Organization

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class I and Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

48      OPPENHEIMER LIMITED-TERM BOND FUND

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open

49      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended August 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended August 31, 2018, the Fund did not utilize any capital loss carryforwards to offset capital gains realized in that fiscal year. Capital losses will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be $42,249,447. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,889,593,015
Federal tax cost of other investments	62,020,509

Total federal tax cost	$1,827,572,506

Gross unrealized appreciation	$13,740,728
Gross unrealized depreciation	(13,910,030)

Net unrealized depreciation	$(169,302)

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and

50      OPPENHEIMER LIMITED-TERM BOND FUND

2. Significant Accounting Policies (Continued)

interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within the Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt

51      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used

52      OPPENHEIMER LIMITED-TERM BOND FUND

3. Securities Valuation (Continued)

in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$247,857,171	$—	$ 247,857,171
Mortgage-Backed Obligations	—	436,414,095	36,643	436,450,738
Corporate Bonds and Notes	—	1,134,123,819	—	1,134,123,819
Short-Term Notes	—	69,567,114	—	69,567,114
Investment Company	595,051	—	—	595,051

Total Investments, at Value	595,051	1,887,962,199	36,643	1,888,593,893
Other Financial Instruments:
Futures contracts	1,065,277	—	—	1,065,277

Total Assets	$1,660,328	$1,887,962,199	$36,643	$ 1,889,659,170

Liabilities Table
Other Financial Instruments:
Futures contracts	$(235,457)	$—	$—	$ (235,457)

Total Liabilities	$(235,457)	$—	$—	$ (235,457)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

53      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Asset-Backed
Securities	$173,266	$(173,266)

Total Assets	$173,266	$(173,266)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund

54      OPPENHEIMER LIMITED-TERM BOND FUND

4. Investments and Risks (Continued)

on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$284,489,979
Sold securities	85,947,346

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the Fund did not have any forward roll securities.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are

55      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments

56      OPPENHEIMER LIMITED-TERM BOND FUND

6. Use of Derivatives (Continued)

may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted

57      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $234,905,299 and $693,758,561 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment

58      OPPENHEIMER LIMITED-TERM BOND FUND

6. Use of Derivatives (Continued)

obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities at period end:

	Asset Derivatives			Liability Derivatives
Derivatives
Not Accounted for as Hedging	Statement of Assets			Statement of Assets
Instruments	and Liabilities Location	Value		and Liabilities Location	Value
Interest rate contracts Variation margin receivable		$599,508	*	Variation margin payable	$211,317	*

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts
Interest rate contracts	$(4,289,858)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts
Interest rate contracts	$707,371

59      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	18,062,388	$80,291,094	31,968,728	$143,889,734
Dividends and/or distributions reinvested	1,772,145	7,891,261	3,421,691	15,365,234
Redeemed	(19,378,556)	(86,222,361)	(42,996,819)	(193,199,156)

Net increase (decrease)	455,977	$1,959,994	(7,606,400)	$(33,944,188)

Class B
Sold	—	$—	11,189	$50,619
Dividends and/or distributions reinvested	—	—	4,639	20,925
Redeemed[1]	—	—	(813,905)	(3,662,680)

Net decrease	—	$—	(798,077)	$(3,591,136)

Class C
Sold	7,218,051	$31,994,882	5,873,675	$26,407,536
Dividends and/or distributions reinvested	275,477	1,224,529	508,818	2,279,888
Redeemed	(5,272,066)	(23,413,257)	(10,541,808)	(47,351,785)

Net increase (decrease)	2,221,462	$9,806,154	(4,159,315)	$(18,664,361)

Class I
Sold	16,013,432	$71,332,092	52,023,080	$234,598,463
Dividends and/or distributions reinvested	1,169,028	5,219,154	1,804,332	8,111,865
Redeemed	(14,049,398)	(62,628,749)	(29,967,078)	(135,013,116)

Net increase	3,133,062	$13,922,497	23,860,334	$107,697,212

Class R
Sold	1,396,914	$6,215,704	2,371,415	$10,663,181
Dividends and/or distributions reinvested	99,255	441,983	172,708	775,290
Redeemed	(1,160,535)	(5,160,517)	(2,133,821)	(9,597,046)

Net increase	335,634	$1,497,170	410,302	$1,841,425

Class Y
Sold	50,139,657	$223,843,557	76,843,381	$347,026,160
Dividends and/or distributions reinvested	1,335,630	5,969,914	1,968,062	8,861,084
Redeemed	(38,344,570)	(171,076,353)	(45,706,955)	(206,027,796)

Net increase	13,130,717	$58,737,118	33,104,488	$149,859,448

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

8. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

60      OPPENHEIMER LIMITED-TERM BOND FUND

8. Purchases and Sales of Securities (Continued)

	Purchases	Sales
Investment securities	$387,018,001	$338,712,731

U.S. government and government agency obligations	2,271,825	7,431,379

To Be Announced (TBA) mortgage-related securities	2,103,136,611	2,046,836,303

9. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $500 million	0.38%
Next $500 million	0.35
Next $4 billion	0.32
Over $5 billion	0.30

The Fund’s effective management fee for the reporting period was 0.35% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants

61      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired

Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$ —
Payments Made to Retired Trustees	7,639
Accumulated Liability as of February 28, 2019	55,729

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares, pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the

62      OPPENHEIMER LIMITED-TERM BOND FUND

9. Fees and Other Transactions with Affiliates (Continued)

Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
February 28, 2019	$41,251	$12,124	$4,167	$—

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” as a percentage of average annual net assets, to annual rates of 0.75% for Class A shares, 0.40% for Class I shares and 0.45% for Class Y shares. The expense limitations do not include interest and fees from borrowing and other expenses not incurred in the ordinary course of the Fund’s business.

During the reporting period, the Manager waived fees and/or reimbursed the Fund as follows:

Class A	$56,688
Class Y	203,732

This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $13,562 for IGMMF management fees.

10. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.95 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity.

63      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

10. Borrowings and Other Financing (Continued)

Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

11. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

64      OPPENHEIMER LIMITED-TERM BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”).Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the Sub-Adviser’s portfolio manager and investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

65      OPPENHEIMER LIMITED-TERM BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of their staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Peter Strzalkowski the portfolio manager for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the review or renewal of the Fund’s service agreements or service providers. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the short-term bond category. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance were better than its category median.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board noted that the Adviser, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load short-term bond funds with comparable asset levels and distribution features. After discussions with the Board, the Adviser has agreed to contractually waive fees and/or reimburse the Fund so that the total annual fund operating expenses, excluding certain expenses, as a percentage of average daily net assets will not exceed the following annual rates: 0.75% for Class A shares, 0.45% for Class Y shares, 0.40 for Class I shares as calculated on the daily net assets of the Fund. This contractual fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the prospectus, unless approved by the Board. The Board noted that the Fund’s contractual management fee was lower than its peer group and category median. The Board also noted that the Fund’s total expenses, after waivers, were equal to its peer group and lower than its category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser

66      OPPENHEIMER LIMITED-TERM BOND FUND

and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2019. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

67      OPPENHEIMER LIMITED-TERM BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT, which will also be available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

68      OPPENHEIMER LIMITED-TERM BOND FUND

OPPENHEIMER LIMITED-TERM BOND FUND

Trustees and Officers	Joel W. Motley, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Brian F. Wruble, Trustee
Peter A. Strzalkowski, Vice President
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2019 OppenheimerFunds, Inc. All rights reserved.

69      OPPENHEIMER LIMITED-TERM BOND FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

70      OPPENHEIMER LIMITED-TERM BOND FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

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All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

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Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

71      OPPENHEIMER LIMITED-TERM BOND FUND

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2019 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0220.001.0219 April 24, 2019

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/19/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/19/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	4/19/2019